UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

              Virtus Equity Trust (formerly, Phoenix Equity Trust)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


VIRTUS EQUITY TRUST
N-Q (UNAUDITED)
JUNE 30, 2009

FOOTNOTE LEGEND
---------------
(1) Federal Income Tax Information: For tax information at June 30, 2009, see the Federal Income Tax Information Note 2 in the Notes to Schedules of Investments.

(2)  Non-income producing

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

Fund                       Market Value (000's)   % of Net Assets
----                       --------------------   ---------------
Balanced Fund                     $20,737               3.4%
Tactical Allocation Fund            5,940               3.2

(5)  Amount is less than $500.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
U.S. GOVERNMENT SECURITIES--6.5%
U.S. Treasury Bond 3.500%, 2/15/39               $          470   $          406
U.S. Treasury Notes
   0.875%, 4/30/11                                       13,965           13,924
   2.750%, 2/28/13                                          970              998
   4.750%, 8/15/17                                        7,205            7,898
   3.125%, 5/15/19                                       16,960           16,404
                                                                  --------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $38,817)                                                 39,630
                                                                  --------------
MUNICIPAL BONDS--3.1%
ARIZONA--0.5%
Salt River Project Agricultural
   Improvement & Power District Series 08-A,
   5.000%, 1/1/38                                         3,215            3,191
                                                                  --------------
CALIFORNIA--1.0%
Alameda Corridor Transportation Authority
   Taxable
   Subordinate Series D (NATL-RE Insured)
   6.250%, 10/1/14                                          500              503
   Series 99-C (NATL- RE Insured) 6.600%, 10/1/29         2,750            2,620
Contra Costa County Pension Obligation
   Taxable (FSA Insured) 6.100%, 6/1/11                     500              526
San Luis Obispo County Pension Obligation
   Taxable Series A (NATL-RE Insured)
   3.940%, 9/1/12                                           330              337
Sonoma County Pension Obligation Taxable
   (FSA Insured) 6.625%, 6/1/13                           2,375            2,450
                                                                  --------------
                                                                           6,436
                                                                  --------------
DELAWARE--0.5%
State Transportation Authority Series A
   (FSA, NATL-RE Insured) 5.000%, 7/1/19                  2,705            2,952
                                                                  --------------
FLORIDA--0.1%
Miami-Dade County Educational Facilities
   Authority Taxable Series C 5.480%, 4/1/16                350              346
                                                                  --------------
MAINE--0.1%
Bangor Pension Obligation Taxable Series B
   (NATL-RE, FGIC Insured) 5.940%, 6/1/13                   675              738
                                                                  --------------

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
MISSISSIPPI--0.1%
Mississippi Development Bank Jackson
   County Special Obligation Taxable Series A
   (FSA Insured) 5.000%, 6/1/11                  $          340   $          352
                                                                  --------------
NEW JERSEY--0.1%
Monroe Township Pension Obligation Taxable
   5.000%, 8/15/13                                          590              626
New Jersey Turnpike Authority Taxable
   Series B (AMBAC Insured) 4.252%, 1/1/16                  150              148
   Series B Prerefunded 1/1/15 @ 100
   (AMBAC Insured) 4.252%, 1/1/16                             5                5
                                                                  --------------
                                                                             779
                                                                  --------------
NEW YORK--0.1%
City of Buffalo Taxable Series A (AMBAC
   Insured) 4.710%, 2/1/13                                  420              408
                                                                  --------------
PENNSYLVANIA--0.4%
City of Pittsburgh Pension Obligation
   Taxable
   Series A (NATL- RE, FGIC Insured)
   6.500%, 3/1/14                                         1,100            1,119
   Series C (NATL- RE, FGIC Insured)
   6.500%, 3/1/17                                         1,800            1,803
                                                                  --------------
                                                                           2,922
                                                                  --------------
TEXAS--0.1%
State  of Texas Taxable Series C 4.700%,
   8/1/09                                                   625              626
                                                                  --------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                             970              600
                                                                  --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $19,524)                                                 19,350
                                                                  --------------
MORTGAGE-BACKED SECURITIES--14.1%
AGENCY--11.4%
FHLMC R010-AB 5.500%, 12/15/19                            1,300            1,337
FHMLC 5.000%, 1/1/35                                      9,225            9,435
FNMA
   6.000%, 5/1/17                                           182              193
   4.500%, 4/1/19                                           360              373
   4.000%, 7/1/19                                            62               63
   4.000%, 6/1/20                                         1,419            1,423
   5.000%, 8/1/20                                            85               89

          Refer to Footnote Legend before the Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
AGENCY--(CONTINUED)
   6.000%, 12/1/32                               $          371   $          391
   6.000%, 10/1/34                                          255              268
   6.000%, 5/1/35                                           490              514
   5.500%, 3/1/36                                         4,796            4,970
   6.000%, 9/1/36                                           933              978
   5.500%, 11/1/36                                        3,468            3,588
   6.000%, 10/1/37                                        1,675            1,753
   6.000%, 2/1/38                                           501              524
   5.000%, 5/1/38                                         6,463            6,591
   5.000%, 6/1/38                                           960              979
   5.500%, 6/1/38                                         6,863            7,094
   6.000%, 11/1/38                                        1,999            2,092
   4.000%, 1/1/39                                         1,655            1,607
   4.500%, 3/1/39                                         4,700            4,696
   6.000%, 3/1/39                                         1,395            1,460
   4.500%, 4/1/39                                           992              991
   4.500%, 4/1/39                                         3,585            3,582
   4.000%, 5/1/39                                         1,597            1,548
   4.500%, 5/1/39                                         8,700            8,693
GNMA
   6.500%, 8/15/23                                           59               62
   6.500%, 11/15/23                                         589              626
   6.500%, 11/15/23                                         229              244
   6.500%, 11/15/23                                          85               91
   6.500%, 12/15/23                                          79               83
   6.500%, 12/15/23                                          47               50
   6.500%, 12/15/23                                          61               65
   6.500%, 1/15/24                                           57               60
   6.500%, 1/15/24                                          231              246
   6.500%, 1/15/24                                           22               24
   6.500%, 1/15/24                                            8                9
   6.500%, 1/15/24                                          190              202
   6.500%, 1/15/24                                           51               55
   6.500%, 2/15/24                                           36               38
   6.500%, 2/15/24                                           21               23
   6.500%, 2/15/24                                          311              332
   6.500%, 2/15/24                                          130              139
   6.500%, 3/15/24                                           79               84
   6.500%, 3/15/24                                          188              201
   6.500%, 4/15/24                                           56               59
   6.500%, 4/15/24                                           14               15
   6.500%, 4/15/24                                          401              428
   6.500%, 4/15/24                                           21               23

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
AGENCY--(CONTINUED)
   6.500%, 5/15/24                               $            8   $            8
   6.500%, 1/15/26                                           20               21
   6.500%, 1/15/26                                           60               64
   6.500%, 1/15/26                                          168              181
   6.500%, 2/15/26                                           57               61
   6.500%, 3/15/26                                           91               97
   6.500%, 3/15/26                                          106              113
   6.500%, 4/15/26                                           12               13
   6.500%, 4/15/26                                           25               27
   6.500%, 4/15/26                                          136              146
   6.500%, 6/15/28                                           19               21
   6.500%, 6/15/28                                           21               23
   6.500%, 7/15/31                                          189              204
   6.500%, 11/15/31                                          32               34
   6.500%, 2/15/32                                           28               30
   6.500%, 3/15/32                                           30               32
   6.500%, 4/15/32                                           63               68
   6.000%, 8/15/32                                          641              674
                                                                  --------------
                                                                          70,208
                                                                  --------------
NON-AGENCY--2.7%
Bear Stearns Adjustable Rate Mortgage
   Trust 05-12, 13A1 5.443%, 2/25/36 (3)                  1,745            1,069
Citigroup Mortgage Loan Trust, Inc. 05-5,
   2A3 5.000%, 8/25/35                                    1,172              978
Credit Suisse First Boston Mortgage
   Securities Corp. 99-C1, A2 7.290%, 9/15/41                49               49
Credit Suisse Mortgage Capital Certificates(3)
   06-C1, A4 5.551%, 2/15/39(3)                           5,490            4,442
   06-C1, A3 5.551%, 2/15/39(3)                             575              495
First Horizon Asset Securities, Inc.
   05-AR1, 2A1 5.001%, 4/25/35 (3)                        1,697            1,250
GE Capital Commercial Mortgage Corp.
   03-C1, C 4.975%, 1/10/38 (3)                             655              559
GS Mortgage Securities Corp. II 07-GG10,
   A4 5.805%, 8/10/45 (3)                                 1,700            1,285
JPMorgan Chase Commercial Mortgage
   Securities Corp. 07-LD12, A4 5.882%,
   2/15/51 (3)                                            1,450            1,086
Lehman Brothers - UBS Commercial Mortgage
   Trust(3)
   04-C4, A2 4.567%, 6/15/29(3)                             108              108
   07-C7, A3 5.866%, 9/15/45(3)                           1,700            1,300

          Refer to Footnote Legend before the Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
NON-AGENCY--(CONTINUED)
Wachovia Bank Commercial Mortgage Trust
   07-C30, A5 5.342%, 12/15/43                   $        1,000   $          658
Washington Mutual Mortgage
   Pass-Through-Certificates, Inc. 05-AR3, A2
   4.639%, 3/25/35 (3)                                       97               74
Wells Fargo Mortgage Backed Securities
   Trust
   04-EE, 2A3 3.585%, 12/25/34(3)                         1,110              622
   05-AR4, 2A1 4.537%, 4/25/35(3)                         2,920            2,525
                                                                  --------------
                                                                          16,500
                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $90,606)                                                 86,708
                                                                  --------------
ASSET-BACKED SECURITIES--0.6%
AmeriCredit Automobile Receivables Trust
   06-BG, A3 5.210%, 10/6/11                                277              277
Associates Manufactured Housing
   Pass-Through-Certificate 97-2, A6 7.075%,
   3/15/28 (3)                                              439              421
Bosphorus Financial Services Ltd. 144A
   2.683%, 2/15/12 (3)(4)                                   859              748
Capital One Auto Finance Trust 07-B, A3A
   5.030%, 4/15/12                                          598              604
Dunkin Securitization 06-1, M1 144A
   8.285%, 6/20/31 (4)                                    1,025              854
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35 (3)                                     192              182
Wachovia Auto Loan Owner Trust 06-2A, A3
   144A 5.230%, 8/22/11 (4)                                 456              459
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,859)                                                   3,545
                                                                  --------------
CORPORATE BONDS--11.8%
CONSUMER DISCRETIONARY--1.3%
Comcast Corp.
   5.300%, 1/15/14                                          575              595
   5.700%, 7/1/19                                         1,285            1,273
COX Communications, Inc. 144A 6.250%,
   6/1/18 (4)                                               800              791
Hasbro, Inc. 6.300%, 9/15/17                                775              755
News America, Inc. 6.650%, 11/15/37                       1,475            1,327
Royal Caribbean Cruises Ltd. 7.250%,
   6/15/16                                                  875              695
Seneca Gaming Corp. Series B 7.250%,
   5/1/12                                                   765              665
Time Warner Cable, Inc. 5.850%, 5/1/17                      435              434
Videotron Ltee 6.375%, 12/15/15                             650              586

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
CONSUMER DISCRETIONARY--(CONTINUED)
WMG Acquisition Corp. 144A 9.500%, 6/15/16
   (4)                                           $          705   $          705
                                                                  --------------
                                                                           7,826
                                                                  --------------
CONSUMER STAPLES--0.6%
Alliance One International, Inc. 144A
   10.000%, 7/15/16 (4)                                     835              795
BAT International Finance plc 144A 9.500%,
   11/15/18 (4)                                             200              235
Campbell Soup Co. 5.000%, 12/3/12                           175              187
Delhaize Group 6.500%, 6/15/17                            1,250            1,277
Reynolds American, Inc. 7.300%, 7/15/15                     950              952
                                                                  --------------
                                                                           3,446
                                                                  --------------
ENERGY--1.2%
Buckeye Partners LP 6.050%, 1/15/18                         250              227
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                      230              211
Kinder Morgan Finance Co. ULC 5.700%,
   1/5/16                                                 2,420            2,087
Motiva Enterprises LLC 144A 5.200%,
   9/15/12 (4)                                              750              770
NGPL PipeCo. LLC 144A 6.514%, 12/15/12 (4)                  925              970
Petro-Canada 6.050%, 5/15/18                                288              287
PetroHawk Energy Corp. 144A 10.500%,
   8/1/14 (4)                                               350              360
Petropower I Funding Trust 144A 7.360%,
   2/15/14 (4)                                            1,187            1,180
Swift Energy Co. 7.125%, 6/1/17                             650              461
TEPPCO Partners LP 7.625%, 2/15/12                          420              440
Weatherford International Ltd. 9.625%,
   3/1/19                                                   255              300
                                                                  --------------
                                                                           7,293
                                                                  --------------
FINANCIALS--4.6%
American Express Credit Corp. Series C
   7.300%, 8/20/13                                          750              780
Bank of America Corp.
   5.750%, 8/15/16                                          800              694
   5.750%, 12/1/17                                          545              485
   5.650%, 5/1/18                                           800              707
Bank of New York / Mellon Corp. (The)
   4.950%, 11/1/12                                          950            1,005
Bear Stearns Cos., Inc. LLC (The) 7.250%,
   2/1/18                                                   900              949
Capital One Financial Corp. 7.375%, 5/23/14               1,225            1,263
Citigroup, Inc.
   5.000%, 9/15/14                                          910              763
   4.875%, 5/7/15                                         1,235            1,009
Credit Suisse New York 5.000%, 5/15/13                      900              920

          Refer to Footnote Legend before the Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
FINANCIALS--(CONTINUED)
Deutsche Bank AG 4.875%, 5/20/13                 $          300   $          308
Ford Motor Credit Co. LLC
   8.625%, 11/1/10                                          480              451
   7.800%, 6/1/12                                           770              663
General Electric Capital Corp. 6.875%,
   1/10/39                                                1,380            1,242
GMAC, Inc. 144A 6.750%, 12/1/14(4)                          245              195
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                          705              684
   6.150%, 4/1/18                                         1,100            1,071
HBOS plc 144A 5.375%, 11/29/49 (3)(4)                     3,250            1,571
International Lease Finance Corp. 4.750%,
   1/13/12                                                  875              689
Janus Capital Group, Inc. 6.500%, 6/15/12                   525              485
JPMorgan Chase & Co.
   5.250%, 5/1/15                                           800              769
   Series 1, 7.900%, 12/31/49(3)                            536              469
Merrill Lynch & Co., Inc. 6.110%, 1/29/37                   905              699
National Capital Trust II 144A 5.486%,
   12/29/49 (3)(4)                                        2,700            1,782
Northern Trust Co. (The) 6.500%, 8/15/18                    800              870
ProLogis 6.625%, 5/15/18                                    415              327
Rabobank Nederland NV 144A 11.000%,
   12/31/49 (3)(4)                                        1,040            1,160
Simon Property Group LP 6.750%, 5/15/14                   1,260            1,266
SunTrust Banks, Inc. 5.250%, 11/5/12                        980              999
UFJ Finance AEC 6.750%, 7/15/13                             900              932
Wachovia Bank NA 5.000%, 8/15/15                            600              565
Wachovia Corp. 4.875%, 2/15/14                            1,145            1,118
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority(4)
   144A 4.375%, 11/15/10(4)                                 175              171
   144A 5.125%, 11/15/14(4)                               1,175            1,057
                                                                  --------------
                                                                          28,118
                                                                  --------------
HEALTH CARE--0.2%
Merck & Co., Inc. 1.875%, 6/30/11                           425              426
Quest Diagnostics, Inc. 6.400%, 7/1/17                      930              949
                                                                  --------------
                                                                           1,375
                                                                  --------------
INDUSTRIALS--1.4%
Continental Airlines, Inc. 98-1A, 6.648%,
   3/15/19                                                1,136              932
ITW Cupids Financing Trust I 144A 6.550%,
   12/31/11 (4)                                           5,000            4,982

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
INDUSTRIALS--(CONTINUED)
Pitney Bowes, Inc. 4.750%, 5/15/18               $        1,250   $        1,162
Rockwell Collins, Inc. 4.750%, 12/1/13                    1,000            1,007
Terex Corp. 7.375%, 1/15/14                                 390              359
United Airlines, Inc. 01-A1, 6.071%,
   3/1/13                                                    51               51
Waste Management, Inc. 5.000%, 3/15/14                      175              171
                                                                  --------------
                                                                           8,664
                                                                  --------------
INFORMATION TECHNOLOGY--0.8%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                           425              358
Fiserv, Inc. 6.125%, 11/20/12                             1,220            1,266
Intuit, Inc. 5.750%, 3/15/17                                221              210
Oracle Corp. 6.125%, 7/8/39                               1,905            1,892
Tyco Electronic Group SA 6.000%, 10/1/12                    350              344
Xerox Corp. 6.750%, 2/1/17                                1,040              947
                                                                  --------------
                                                                           5,017
                                                                  --------------
MATERIALS--0.1%
Norske Skog Canada Ltd. 7.375%, 3/1/14                      570              245
Verso Paper Holdings LLC / Verso Paper,
   Inc. Series B 4.778%, 8/1/14 (3)                         296              141
                                                                  --------------
                                                                             386
                                                                  --------------
TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc. 5.800%, 2/15/19                                1,240            1,259
Citizen Communications Co. 6.250%, 1/15/13                  640              592
France Telecom SA 4.375%, 7/8/14                            410              413
OJSC Vimpel Communications 144A (VIP
   Finance Ireland Ltd.) 9.125%, 4/30/18 (4)                465              396
Qwest Corp.
   7.875%, 9/1/11                                           410              410
   6.500%, 6/1/17                                           570              501
Telecom Italia Capital SA
   6.999%, 6/4/18                                         1,000            1,012
   7.175%, 6/18/19                                          715              725
Telefonica Emisiones SAU 5.877%, 7/15/19                    860              887
Verizon Communications, Inc. 4.900%,
   9/15/15                                                  720              719
                                                                  --------------
                                                                           6,914
                                                                  --------------
UTILITIES--0.5%
Allegheny Energy Supply Co. LLC 144A
   8.250%, 4/15/12 (4)                                      390              406
AmeriGas Partners LP 7.250%, 5/20/15                      1,000              943
Entergy Gulf States, Inc. 5.250%, 8/1/15                    300              286

          Refer to Footnote Legend before the Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
UTILITIES--(CONTINUED)
Great River Energy 144A 5.829%, 7/1/17 (4)       $          895   $          861
Northeast Utilities 5.650%, 6/1/13                          715              718
                                                                  --------------
                                                                           3,214
                                                                  --------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $77,309)                                                 72,253
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc. (GMAC) Pfd. 144A
   7.000%(4)                                                181               78
                                                                  --------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $57)                                                         78
                                                                  --------------
COMMON STOCKS--56.5%
CONSUMER DISCRETIONARY--3.9%
McDonald's Corp.                                        140,000            8,048
NIKE, Inc. Class B                                      161,600            8,368
Under Armour, Inc. Class A(2)                           334,000            7,475
                                                                  --------------
                                                                          23,891
                                                                  --------------
CONSUMER STAPLES--6.6%
Altria Group, Inc.                                      440,600            7,221
Bunge Ltd.                                              133,000            8,013
Costco Wholesale Corp.                                  184,000            8,409
PepsiCo, Inc.                                           153,000            8,409
Philip Morris International, Inc.                       193,900            8,458
                                                                  --------------
                                                                          40,510
                                                                  --------------
ENERGY--8.8%
Chesapeake Energy Corp.                                 192,700            3,821
ConocoPhillips                                          193,900            8,155
Halliburton Co.                                         367,000            7,597
Massey Energy Co.                                       304,539            5,951
Occidental Petroleum Corp.                              123,000            8,094
Petroleo Brasileiro SA ADR                              198,000            8,114
St. Mary Land & Exploration Co.                         254,900            5,320
Valero Energy Corp.                                     412,000            6,959
                                                                  --------------
                                                                          54,011
                                                                  --------------
FINANCIALS--4.4%
Allstate Corp. (The)                                    184,000            4,490
Goldman Sachs Group, Inc. (The)                          57,000            8,404
Hudson City Bancorp, Inc.                               617,700            8,209
Reinsurance Group of America, Inc.                      160,000            5,586
                                                                  --------------
                                                                          26,689
                                                                  --------------
HEALTH CARE--8.1%
Celgene Corp.(2)                                        167,000            7,990
Gilead Sciences, Inc.(2)                                187,000            8,759
Johnson & Johnson                                       146,500            8,321
Merck & Co., Inc.                                       275,400            7,700
St. Jude Medical, Inc.(2)                               201,000            8,261
UnitedHealth Group, Inc.                                338,200            8,448
                                                                  --------------
                                                                          49,479
                                                                  --------------
INDUSTRIALS--7.5%
Boeing Co. (The)                                        175,000            7,438
Caterpillar, Inc.                                       219,000            7,236
Continental Airlines, Inc. Class B(2)                   918,000            8,134
Foster Wheeler AG(2)                                    300,000            7,125
L-3 Communications Holdings, Inc.                       117,000            8,117
Union Pacific Corp.                                     156,000            8,121
                                                                  --------------
                                                                          46,171
                                                                  --------------
INFORMATION TECHNOLOGY--9.6%
Cisco Systems, Inc.(2)                                  450,000            8,388
Corning, Inc.                                           509,000            8,174
Hewlett-Packard Co.                                     224,000            8,658
International Business Machines Corp.                    77,000            8,040
Microsoft Corp.                                         379,000            9,009
Nokia OYJ Sponsored ADR                                 551,000            8,034
QUALCOMM, Inc.                                          195,600            8,841
                                                                  --------------
                                                                          59,144
                                                                  --------------
MATERIALS--4.8%
Alcoa, Inc.                                             461,000            4,762
Freeport-McMoRan Copper & Gold, Inc.                    165,000            8,268
Nucor Corp.                                             185,000            8,220
Potash Corp. of Saskatchewan, Inc.                       86,000            8,002
                                                                  --------------
                                                                          29,252
                                                                  --------------
TELECOMMUNICATION SERVICES--2.8%
AT&T, Inc.                                              333,000            8,272
Verizon Communications, Inc.                            294,000            9,034
                                                                  --------------
                                                                          17,306
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $306,956)                                               346,453
                                                                  --------------

          Refer to Footnote Legend before the Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
EXCHANGE TRADED FUNDS--1.2%
PowerShares Deutsche Bank Agriculture
   Fund(2)                                              302,300   $        7,694
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $7,533)                                                   7,694
                                                                  --------------
SHORT-TERM INVESTMENTS--7.0%
MONEY MARKET MUTUAL FUNDS--7.0%
State Street Institutional Liquid
Reserves Fund Institutional Shares
   (seven-day effective yield 0.420%)                42,971,248           42,971
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $42,971)                                                 42,971
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--100.8%
(IDENTIFIED COST $587,632)                                               618,682
                                                                  --------------
TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $587,632)                                               618,682(1)
Other Assets and Liabilities--(0.8)%                                      (4,996)
                                                                  --------------
NET ASSETS--100.0%                                                $      613,686
                                                                  ==============

ABBREVIATIONS:

ADR          American Depositary Receipt.
AMBAC        American Municipal Bond Assurance Corporation.
FGIC         Financial Guaranty Insurance Company
FHLMC        Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA         Fannie Mae or Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Ginnie Mae or Government National Mortgage Association
NATL/NATL-RE National Public Finance Guarantee Corp. formerly Municipal Bond
             Insurance Association.

          Refer to Footnote Legend before the Schedules of Investments

                              VIRTUS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
-----------------------------------
United States                          93%
Canada                                  2
Australia                               1
Brazil                                  1
Finland                                 1
Switzerland                             1
Other                                   1
                                      ---
Total                                 100%
                                      ===

*    FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

          Refer to Footnote Legend before the Schedules of Investments



DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                                TOTAL VALUE                LEVEL 2        LEVEL 3
                                     AT        LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                  JUNE 30,     QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:           2009       PRICES       INPUTS        INPUTS
-------------------------       -----------   --------   -----------   ------------
Debt Securities:
   U.S. Government Securities     $ 39,630    $     --     $ 39,630         $--
   Asset-Backed Securities           3,545          --        3,545          --
   Mortgage-Backed Securities       86,708          --       86,708          --
   Municipal Securities             19,350          --       19,350          --
   Corporate Debt                   72,253          --       72,253          --
Equity Securities:
   Preferred Stock                      78          78           --          --
   Common Stock                    346,453     346,453           --          --
   Exchange Traded Funds             7,694       7,694           --          --
   Short-Term Investments           42,971      42,971           --          --
TOTAL INVESTMENTS                 $618,682    $397,196     $221,486         $--

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                          CORPORATE
                                            DEBT
INVESTMENTS IN SECURITIES                SECURITIES
-------------------------                ----------
BALANCE AS OF MARCH 31, 2009:             $ 1,056
Accrued Discount/(Premium)                      1
Realized Gain (Loss)                           --
Change in Unrealized Appreciation
(Depreciation)                                123
Net Purchases/(Sales)                      (1,180)
Transfers In and/or Out of Level 3 (1)         --
                                          -------
BALANCE AS OF JUNE 30, 2009               $    --
                                          =======

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS CAPITAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--98.2%
CONSUMER DISCRETIONARY--11.8%
Aeropostale, Inc.(2)                                     39,750   $        1,362
Amazon.com, Inc.(2)                                      42,500            3,556
Apollo Group, Inc. Class A(2)                            26,200            1,863
Big Lots, Inc.(2)                                        70,675            1,486
Family Dollar Stores, Inc.                               55,850            1,581
ITT Educational Services, Inc.(2)                        55,425            5,579
Netflix, Inc.(2)                                         74,100            3,063
NIKE, Inc. Class B                                       38,750            2,007
Panera Bread Co. Class A(2)                              47,000            2,343
Ross Stores, Inc.                                        51,825            2,000
Yum! Brands, Inc.                                       130,850            4,363
                                                                  --------------
                                                                          29,203
                                                                  --------------
CONSUMER STAPLES--10.5%
Archer-Daniels-Midland Co.                              105,800            2,832
Colgate-Palmolive Co.                                   112,625            7,967
Hansen Natural Corp.(2)                                 173,650            5,352
Wal-Mart Stores, Inc.                                   162,175            7,856
Walgreen Co.                                             67,650            1,989
                                                                  --------------
                                                                          25,996
                                                                  --------------
ENERGY--5.9%
Exxon Mobil Corp.                                        92,675            6,479
National Oilwell Varco, Inc.(2)                          48,250            1,576
Occidental Petroleum Corp.                               46,850            3,083
Southwestern Energy Co.(2)                               89,250            3,467
                                                                  --------------
                                                                          14,605
                                                                  --------------
FINANCIALS--4.3%
AFLAC, Inc.                                              89,100            2,770
HCC Insurance Holdings, Inc.                             63,750            1,531
Hudson City Bancorp, Inc.                               152,550            2,027
IntercontinentalExchange, Inc.(2)                        17,000            1,942
Morgan Stanley                                           77,250            2,203
                                                                  --------------
                                                                          10,473
                                                                  --------------
HEALTH CARE--16.0%
Amgen, Inc.(2)                                          116,650            6,176
Biogen Idec, Inc.(2)                                     35,150            1,587
Endo Pharmaceuticals Holdings, Inc.(2)                  145,650            2,610
Forest Laboratories, Inc.(2)                             75,800            1,903
Gen-Probe, Inc.(2)                                       55,050            2,366
Gilead Sciences, Inc.(2)                                130,025            6,090

                                                    SHARES            VALUE
                                                 --------------   --------------
HEALTH CARE--(CONTINUED)
Illumina, Inc.(2)                                        98,900   $        3,851
Life Technologies Corp.(2)                               89,425            3,731
Schering-Plough Corp.                                   157,850            3,965
Sepracor, Inc.(2)                                        90,650            1,570
Watson Pharmaceuticals, Inc.(2)                         166,550            5,611
                                                                  --------------
                                                                          39,460
                                                                  --------------
INDUSTRIALS--8.1%
Granite Construction, Inc.                               45,600            1,518
Iron Mountain, Inc.(2)                                   85,250            2,451
Lockheed Martin Corp.                                    77,075            6,216
Shaw Group, Inc. (The)(2)                                95,050            2,605
Thomas & Betts Corp.(2)                                  58,300            1,682
URS Corp.(2)                                            108,500            5,373
                                                                  --------------
                                                                          19,845
                                                                  --------------
INFORMATION TECHNOLOGY--35.9%
Akamai Technologies, Inc.(2)                             84,600            1,623
Apple, Inc.(2)                                           59,900            8,532
Broadcom Corp. Class A(2)                               114,980            2,850
Broadridge Financial Solutions, Inc.                    123,550            2,049
Cisco Systems, Inc.(2)                                  507,198            9,454
Cree, Inc.(2)                                            72,850            2,141
F5 Networks, Inc.(2)                                    205,850            7,120
Google, Inc. Class A(2)                                  19,250            8,116
Hewlett-Packard Co.                                     184,750            7,141
Intel Corp.                                             161,225            2,668
Microsoft Corp.                                         216,575            5,148
Oracle Corp.                                            529,900           11,350
Red Hat, Inc.(2)                                        224,700            4,523
Sybase, Inc.(2)                                          69,050            2,164
Symantec Corp.(2)                                        94,300            1,467
WebMD Health Corp. Class A(2)                           133,650            3,999
Western Digital Corp.(2)                                238,350            6,316
Western Union Co. (The)                                 118,450            1,943
                                                                  --------------
                                                                          88,604
                                                                  --------------
MATERIALS--1.9%
CF Industries Holdings, Inc.                             27,875            2,067
Freeport-McMoRan Copper & Gold, Inc.                     54,400            2,726
                                                                  --------------
                                                                           4,793
                                                                  --------------
TELECOMMUNICATION SERVICES--2.2%
American Tower Corp. Class A(2)                         172,150            5,428
                                                                  --------------

          Refer to Footnote Legend before the Schedules of Investments

                           VIRTUS CAPITAL GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                 --------------   --------------
UTILITIES--1.6%
NRG Energy, Inc.(2)                                     148,700   $        3,860
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $221,983)                                               242,267
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $221,983)                                               242,267
                                                                  --------------
SHORT-TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
State Street Institutional Liquid
   Reserves Fund Institutional Shares
   (seven-day effective yield 0.420%)                 4,915,695            4,916
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,916)                                                   4,916
                                                                  --------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $226,899)                                               247,183(1)
Other assets and liabilities, net--(0.2)%                                   (605)
                                                                  --------------
NET ASSETS--100.0%                                                $      246,578
                                                                  ==============

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                             TOTAL VALUE
                                  AT          LEVEL 1
                               JUNE 30,       QUOTED
INVESTMENT IN SECURITIES:        2009         PRICES
-----------------------------------------------------
Equity Securities:
   Common Stocks               $242,267      $242,267
   Short-Term Investments         4,916         4,916
TOTAL INVESTMENTS              $247,183      $247,183
-----------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--97.0%
CONSUMER DISCRETIONARY--7.2%
McDonald's Corp.                                         61,000   $        3,507
NIKE, Inc. Class B                                       61,500            3,184
Under Armour, Inc. Class A(2)                           159,700            3,574
                                                                  --------------
                                                                          10,265
                                                                  --------------
CONSUMER STAPLES--11.1%
Altria Group, Inc.                                      167,700            2,749
Bunge Ltd.                                               50,600            3,049
Costco Wholesale Corp.                                   71,000            3,245
PepsiCo, Inc.                                            66,000            3,627
Philip Morris International, Inc.                        73,800            3,219
                                                                  --------------
                                                                          15,889
                                                                  --------------
ENERGY--14.8%
Chesapeake Energy Corp.                                  73,300            1,454
ConocoPhillips                                           73,800            3,104
Halliburton Co.                                         162,300            3,360
Massey Energy Co.                                       121,868            2,381
Occidental Petroleum Corp.                               47,000            3,093
Petroleo Brasileiro SA ADR                               76,000            3,114
St. Mary Land & Exploration Co.                          97,000            2,024
Valero Energy Corp.                                     158,000            2,669
                                                                  --------------
                                                                          21,199
                                                                  --------------
FINANCIALS--7.2%
Allstate Corp. (The)                                     71,000            1,732
Goldman Sachs Group, Inc. (The)                          22,000            3,244
Hudson City Bancorp, Inc.                               235,100            3,124
Reinsurance Group of America, Inc.                       61,000            2,130
                                                                  --------------
                                                                          10,230
                                                                  --------------
HEALTH CARE--13.4%
Celgene Corp.(2)                                         67,000            3,205
Gilead Sciences, Inc.(2)                                 72,000            3,373
Johnson & Johnson                                        55,800            3,169
Merck & Co., Inc.                                       104,800            2,930
St. Jude Medical, Inc.(2)                                81,000            3,329
UnitedHealth Group, Inc.                                128,700            3,215
                                                                  --------------
                                                                          19,221
                                                                  --------------
INDUSTRIALS--12.9%
Boeing Co. (The)                                         67,000            2,847
Caterpillar, Inc.                                        97,000            3,205
Continental Airlines, Inc. Class B(2)                   367,000            3,252

                                                     SHARES            VALUE
                                                 --------------   --------------
INDUSTRIALS--(CONTINUED)
Foster Wheeler AG(2)                                    121,000   $        2,874
L-3 Communications Holdings, Inc.                        44,500            3,087
Union Pacific Corp.                                      62,000            3,228
                                                                  --------------
                                                                          18,493
                                                                  --------------
INFORMATION TECHNOLOGY--17.2%
Cisco Systems, Inc.(2)                                  171,300            3,193
Corning, Inc.                                           226,100            3,631
Hewlett-Packard Co.                                      97,500            3,768
International Business Machines Corp.                    30,000            3,133
Microsoft Corp.                                         166,600            3,960
Nokia OYJ Sponsored ADR                                 238,700            3,480
QUALCOMM, Inc.                                           74,400            3,363
                                                                  --------------
                                                                          24,528
                                                                  --------------
MATERIALS--8.6%
Alcoa, Inc.                                             234,400            2,421
Freeport-McMoRan Copper & Gold, Inc.                     63,000            3,157
Nucor Corp.                                              79,600            3,537
Potash Corp. of Saskatchewan, Inc.                       35,000            3,257
                                                                  --------------
                                                                          12,372
                                                                  --------------
TELECOMMUNICATION SERVICES--4.6%
AT&T, Inc.                                              128,000            3,179
Verizon Communications, Inc.                            109,000            3,350
                                                                  --------------
                                                                           6,529
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $118,388)                                               138,726
                                                                  --------------
EXCHANGE TRADED FUNDS--2.1%
PowerShares Deutsche Bank Agriculture Fund(2)           115,100            2,929
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,868)                                                   2,929
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $121,256)                                               141,655
                                                                  --------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
State Street Institutional Liquid Reserves
   Fund Institutional Shares (seven-day
   effective yield 0.420%)                            1,189,570            1,190
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,190)                                                   1,190
                                                                  --------------

          Refer to Footnote Legend before the Schedules of Investments

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $122,446)                                               142,845(1)
Other assets and liabilities, net--0.1%                                      171
                                                                  --------------
NET ASSETS--100.0%                                                $      143,016
                                                                  ==============

ABBREVIATIONS:

ADR  American Depositary Receipt.

          Refer to Footnote Legend before the Schedules of Investments

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
-----------------------------------
United States                          91%
Finland                                 3
Brazil                                  2
Canada                                  2
Switzerland                             2
                                      ---
Total                                 100%
                                      ===

*    FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

          Refer to Footnote Legend before the Schedules of Investments



DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                             TOTAL VALUE
                                  AT        LEVEL 1
                               JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:        2009       PRICES
---------------------------------------------------
Equity Securities:
   Common Stock                $138,726    $138,726
   Exchange Traded Funds          2,929       2,929
   Short-Term Investments         1,190       1,190
TOTAL INVESTMENTS              $142,845    $142,845
---------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                        VIRTUS GROWTH OPPORTUNITIES FUND**
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--100.2%
CONSUMER DISCRETIONARY--14.6%
Amazon.com, Inc.(2)                                       5,940   $          497
Best Buy Co., Inc.                                        7,450              249
Coach, Inc.                                               5,200              140
Guess?, Inc.                                              6,070              156
Honda Motor Co., Ltd. Sponsored ADR                       7,820              214
International Game Technology                             6,670              106
Kohl's Corp.(2)                                           5,990              256
Lowe's Cos., Inc.                                        11,600              225
NVR, Inc.(2)                                                650              327
Pulte Homes, Inc.                                        30,880              273
Starwood Hotels & Resorts Worldwide, Inc.                 5,020              111
Wynn Resorts Ltd.(2)                                      4,580              162
                                                                  --------------
                                                                           2,716
                                                                  --------------
CONSUMER STAPLES--5.2%
Archer-Daniels-Midland Co.                               11,030              295
Avon Products, Inc.                                       9,350              241
Hansen Natural Corp.(2)                                   7,060              218
Whole Foods Market, Inc.(2)                              11,430              217
                                                                  --------------
                                                                             971
                                                                  --------------
ENERGY--6.5%
Occidental Petroleum Corp.                                4,260              280
Petrohawk Energy Corp.(2)                                 6,480              145
Petroleo Brasileiro SA ADR                                6,960              285
Southwestern Energy Co.(2)                                5,490              213
Weatherford International Ltd.(2)                        14,850              291
                                                                  --------------
                                                                           1,214
                                                                  --------------
FINANCIALS--6.9%
Charles Schwab Corp. (The)                                9,700              170
Goldman Sachs Group, Inc. (The)                           2,030              299
Morgan Stanley                                            8,270              236
MSCI, Inc. Class A(2)                                     5,700              139
PNC Financial Services Group, Inc.                        5,680              221
T. Rowe Price Group, Inc.                                 5,380              224
                                                                  --------------
                                                                           1,289
                                                                  --------------
HEALTH CARE--12.9%
Alexion Pharmaceuticals, Inc.(2)                          8,210              338
Allergan, Inc.                                            3,860              184
Express Scripts, Inc.(2)                                  5,390              370
Gilead Sciences, Inc.(2)                                 12,020              563

                                                     SHARES            VALUE
                                                 --------------   --------------
HEALTH CARE--(CONTINUED)
Intuitive Surgical, Inc.(2)                                 675   $          110
Schein (Henry), Inc.(2)                                   4,380              210
St. Jude Medical, Inc.(2)                                 8,200              337
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR                                          5,730              283
                                                                  --------------
                                                                           2,395
                                                                  --------------
INDUSTRIALS--4.6%
Cummins, Inc.                                             4,990              176
First Solar, Inc.(2)                                        960              156
Joy Global, Inc.                                          4,260              152
Robert Half International, Inc.                           9,930              235
Robinson (C.H.) Worldwide, Inc.                           2,750              143
                                                                  --------------
                                                                             862
                                                                  --------------
INFORMATION TECHNOLOGY--40.4%
Activision Blizzard, Inc.(2)                             17,430              220
Adobe Systems, Inc.(2)                                    6,200              175
Alcatel - Lucent SA Sponsored ADR(2)                     55,000              136
Apple, Inc.(2)                                            4,890              696
Applied Materials, Inc.                                  33,560              368
ASML Holding N.V.                                        11,180              242
Broadcom Corp. Class A(2)                                17,640              437
Corning, Inc.                                            27,450              441
F5 Networks, Inc.(2)                                      7,420              257
Google, Inc. Class A(2)                                   1,800              759
International Business Machines Corp.                     7,210              753
Juniper Networks, Inc.(2)                                12,100              286
Lam Research Corp.(2)                                    13,140              342
McAfee, Inc.(2)                                           6,780              286
Micron Technology, Inc.(2)                               46,100              233
QUALCOMM, Inc.                                           19,040              861
Salesforce.com, Inc.(2)                                   5,660              216
Taiwan Semiconductor Manufacturing
   Co. Ltd., Sponsored ADR                               26,540              250
Visa, Inc. Class A                                        3,690              230
Xilinx, Inc.                                             16,340              334
                                                                  --------------
                                                                           7,522
                                                                  --------------
MATERIALS--6.9%
Alcoa, Inc.                                              25,790              266
Monsanto Co.                                              4,230              315
Nucor Corp.                                               5,760              256
Potash Corp. of Saskatchewan, Inc.                        2,300              214

          Refer to Footnote Legend before the Schedules of Investments

                        VIRTUS GROWTH OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
MATERIALS--(CONTINUED)
United States Steel Corp.                                 6,250   $          223
                                                                  --------------
                                                                           1,274
                                                                  --------------
TELECOMMUNICATION SERVICES--2.2%
China Mobile Ltd. Sponsored ADR                           4,820              242
Millicom International Cellular
   S.A.(2)                                                2,970              167
                                                                  --------------
                                                                             409
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $16,878)                                                 18,652
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--100.2%
(IDENTIFIED COST $16,878)                                                 18,652
                                                                  --------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $16,878)                                                 18,652(1)
Other assets and liabilities, net--(0.2)%                                    (31)
                                                                  --------------
NET ASSETS--100.0%                                                $       18,621
                                                                  ==============

ABBREVIATIONS:

ADR American Depositary Receipt.

**   Please see Note 3 Subsequent Events in the Notes to Schedules of
     Investments.

          Refer to Footnote Legend before the Schedules of Investments

                        VIRTUS GROWTH OPPORTUNITIES FUND**
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
-----------------------------------
United States                          89%
Brazil                                  2
Israel                                  2
Canada                                  1
China                                   1
Korea                                   1
Taiwan                                  1
Other                                   3
                                      ---
Total                                 100%
                                      ===

*    FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

          Refer to Footnote Legend before the Schedules of Investments


DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT       LEVEL 1
                              JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:      2009       PRICES
--------------------------------------------------
Equity Securities:
   Common Stock               $18,652     $18,652
TOTAL INVESTMENTS             $18,652     $18,652
--------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS MID-CAP CORE FUND**
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--91.0%
CONSUMER DISCRETIONARY--9.3%
Choice Hotels International, Inc.                           375   $           10
ITT Educational Services, Inc.(2)                            55                6
John Wiley & Sons, Inc. Class A                             390               13
                                                                  --------------
                                                                              29
                                                                  --------------
CONSUMER STAPLES--7.6%
Brown-Forman Corp. Class B                                  190                8
Church & Dwight Co., Inc.                                   160                9
McCormick & Co., Inc.                                       215                7
                                                                  --------------
                                                                              24
                                                                  --------------
ENERGY--2.5%
Devon Energy Corp.                                          145                8
                                                                  --------------
FINANCIALS--7.0%
Brown & Brown, Inc.                                         530               10
Realty Income Corp.                                         530               12
                                                                  --------------
                                                                              22
                                                                  --------------
HEALTH CARE--15.7%
Bard (C.R.), Inc.                                           175               13
DENTSPLY International, Inc.                                380               11
Teleflex, Inc.                                              245               11
Waters Corp.(2)                                             265               14
                                                                  --------------
                                                                              49
                                                                  --------------
INDUSTRIALS--23.7%
Copart, Inc.(2)                                             380               13
Equifax, Inc.                                               400               10
Expeditors International of Washington, Inc.                200                7
Graco, Inc.                                                 510               11
Jacobs Engineering Group, Inc.(2)                           305               13
Robinson (C.H.) Worldwide, Inc.                             125                7
Rockwell Collins, Inc.                                      300               13
                                                                  --------------
                                                                              74
                                                                  --------------
INFORMATION TECHNOLOGY--14.7%
Adobe Systems, Inc.(2)                                      450               13
Intuit, Inc.(2)                                             460               13
Lender Processing Services, Inc.                            350               10
Microchip Technology, Inc.                                  470               10
                                                                  --------------
                                                                              46
                                                                  --------------
MATERIALS--6.7%
RPM International, Inc.                                     515                7

                                                     SHARES            VALUE
                                                 --------------   --------------
MATERIALS--(CONTINUED)
Sigma-Aldrich Corp.                                         275   $           14
                                                                  --------------
                                                                              21
                                                                  --------------
UTILITIES--3.8%
EQT Corp.                                                   350               12
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $280)                                                       285
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--91.0%
(IDENTIFIED COST $280)                                                       285
                                                                  --------------
SHORT-TERM INVESTMENTS--9.0%
MONEY MARKET MUTUAL FUNDS--9.0%
State Street Institutional Liquid Reserves
   Fund Institutional Shares
   (seven-day effective yield 0.420%)                    28,428               28
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28)                                                         28
                                                                  --------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $308)                                                       313(1)
Other assets and liabilities, net--0.0%                                       --(5)
                                                                  --------------
NET ASSETS--100.0%                                                $          313
                                                                  ==============

**   The inception date for this Fund was June 22, 2009.

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT         LEVEL 1
                              JUNE 30,       QUOTED
INVESTMENT IN SECURITIES:       2009         PRICES
----------------------------------------------------
Equity Securities:
   Common Stocks                $285          $285
   Short-Term Investments         28            28
TOTAL INVESTMENTS               $313          $313
----------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--98.2%
CONSUMER DISCRETIONARY--16.0%
Advance Auto Parts, Inc.                                 20,300   $          842
Darden Restaurants, Inc.                                 18,800              620
DISH Network Corp. Class A(2)                            86,500            1,402
Gap, Inc. (The)                                          80,600            1,322
H&R Block, Inc.                                          78,000            1,344
Hasbro, Inc.                                             25,400              616
Interpublic Group of Cos., Inc. (The)(2)                170,900              863
Liberty Global, Inc. Class A(2)                          51,800              823
Limited Brands, Inc.                                     44,700              535
Penn National Gaming, Inc.(2)                            23,600              687
Polo Ralph Lauren Corp.                                  15,230              815
Ross Stores, Inc.                                        30,400            1,174
TJX Cos., Inc. (The)                                     23,360              735
                                                                  --------------
                                                                          11,778
                                                                  --------------
CONSUMER STAPLES--5.3%
Dean Foods Co.(2)                                        97,900            1,878
Kroger Co. (The)                                         30,300              668
Pepsi Bottling Group, Inc. (The)                         40,300            1,364
                                                                  --------------
                                                                           3,910
                                                                  --------------
ENERGY--8.2%
Alpha Natural Resources, Inc.(2)                         23,300              612
Comstock Resources, Inc.(2)                              19,600              648
Dresser-Rand Group, Inc.(2)                              31,000              809
Encore Acquisition Co.(2)                                39,500            1,219
ENSCO International, Inc.                                 9,000              314
Murphy Oil Corp.                                         21,900            1,190
Tidewater, Inc.                                          18,200              780
Walter Energy, Inc.                                      13,200              478
                                                                  --------------
                                                                           6,050
                                                                  --------------
FINANCIALS--5.0%
AmeriCredit Corp.(2)                                     46,500              630
Aspen Insurance Holdings Ltd.                            33,800              755
Jefferies Group, Inc.(2)                                 49,300            1,052
Lazard Ltd. Class A                                      10,800              291
TD Ameritrade Holding Corp.(2)                           53,100              931
                                                                  --------------
                                                                           3,659
                                                                  --------------
HEALTH CARE--11.7%
Beckman Coulter, Inc.                                     9,800              560
Biogen Idec, Inc.(2)                                     12,700              573

                                                     SHARES            VALUE
                                                 --------------   --------------
HEALTH CARE--(CONTINUED)
CIGNA Corp.                                              43,300   $        1,043
Forest Laboratories, Inc.(2)                             15,500              389
Hologic, Inc.(2)                                         45,100              642
Humana, Inc.(2)                                           7,490              242
LifePoint Hospitals, Inc.(2)                             13,700              360
Omnicare, Inc.                                           19,400              500
Quest Diagnostics, Inc.                                   6,600              372
Universal Health Services, Inc. Class B                  36,100            1,763
Valeant Pharmaceuticals International(2)                 42,100            1,083
Watson Pharmaceuticals, Inc.(2)                          31,700            1,068
                                                                  --------------
                                                                           8,595
                                                                  --------------
INDUSTRIALS--17.7%
Brink's Co. (The)                                        23,000              668
Cooper Industries Ltd. Class A                           25,700              798
Dover Corp.                                              41,900            1,386
General Cable Corp.(2)                                   23,400              879
Goodrich Corp.                                           34,600            1,729
Harsco Corp.                                             55,520            1,571
ITT Corp.                                                14,800              659
Manpower, Inc.                                           38,300            1,622
Northrop Grumman Corp.                                   14,400              658
Thomas & Betts Corp.(2)                                  45,100            1,301
UTI Worldwide, Inc.(2)                                   54,400              620
WESCO International, Inc.(2)                             44,400            1,112
                                                                  --------------
                                                                          13,003
                                                                  --------------
INFORMATION TECHNOLOGY--24.2%
Affiliated Computer Services, Inc. Class A(2)            34,400            1,528
Arrow Electronics, Inc.(2)                               25,900              550
Avnet, Inc.(2)                                           74,600            1,569
Broadcom Corp. Class A(2)                                18,800              466
Compuware Corp.(2)                                       60,900              418
Cypress Semiconductor Corp.(2)                          126,400            1,163
Fidelity National Information Services, Inc.             27,900              557
Fiserv, Inc.(2)                                          38,000            1,737
Harris Corp.                                             29,700              842
LG Display Co. Ltd. ADR                                  59,600              744
Marvell Technology Group Ltd.(2)                         34,900              406
Novellus Systems, Inc.(2)                                23,800              398
ON Semiconductor Corp.(2)                                69,000              473
QLogic Corp.(2)                                          48,400              614
Red Hat, Inc.(2)                                         36,700              739
Silicon Laboratories, Inc.(2)                            19,200              729

          Refer to Footnote Legend before the Schedules of Investments

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
INFORMATION TECHNOLOGY--(CONTINUED)
Sybase, Inc.(2)                                          38,100   $        1,194
Symantec Corp.(2)                                       117,500            1,828
Teradata Corp.(2)                                        27,200              637
Western Digital Corp.(2)                                 45,600            1,208
                                                                  --------------
                                                                          17,800
                                                                  --------------
MATERIALS--4.9%
Ball Corp.                                               19,000              858
Cliffs Natural Resources, Inc.                           21,800              534
Crown Holdings, Inc.(2)                                  72,800            1,757
Terra Industries, Inc.                                   17,600              426
                                                                  --------------
                                                                           3,575
                                                                  --------------
TELECOMMUNICATION SERVICES--2.9%
NII Holdings, Inc.(2)                                    37,500              715
Telephone & Data Systems, Inc.                           48,700            1,378
                                                                  --------------
                                                                           2,093
                                                                  --------------
UTILITIES--2.3%
Energen Corp.                                            17,800              710
UGI Corp.                                                37,300              951
                                                                  --------------
                                                                           1,661
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $74,888)                                                 72,124
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $74,888)                                                 72,124
                                                                  --------------
SHORT-TERM INVESTMENTS--1.9%
MONEY MARKET MUTUAL FUNDS--1.9%
State Street Institutional Liquid Reserves
   Fund Institutional Shares
   (seven-day effective yield 0.420%)                 1,417,602            1,418
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,418)                                                   1,418
                                                                  --------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $76,306)                                                 73,542(1)
Other assets and liabilities, net--(0.1)%                                    (91)
                                                                  --------------
NET ASSETS--100.0%                                                $       73,451
                                                                  ==============

ABBREVIATIONS:

ADR  American Depositary Receipt.

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT       LEVEL 1
                              JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:       2009       PRICES
--------------------------------------------------
Equity Securities:
   Common Stock               $72,124     $72,124
   Short-Term Investments       1,418       1,418
TOTAL INVESTMENTS             $73,542     $73,542
--------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--99.0%
CONSUMER DISCRETIONARY--19.4%
Big Lots, Inc.(2)                                       437,600   $        9,203
Foot Locker, Inc.                                       710,000            7,434
Fortune Brands, Inc.                                    248,300            8,626
Home Depot, Inc. (The)                                  480,400           11,352
Limited Brands, Inc.                                    985,300           11,794
Penney (J.C.) Co., Inc.                                 391,000           11,226
TJX Cos., Inc. (The)                                    255,800            8,047
                                                                  --------------
                                                                          67,682
                                                                  --------------
CONSUMER STAPLES--15.2%
Del Monte Foods Co.                                   1,352,600           12,687
Koninklijke Ahold NV Sponsored ADR                    1,340,100           15,331
Safeway, Inc.                                           606,900           12,362
Sara Lee Corp.                                        1,293,300           12,623
                                                                  --------------
                                                                          53,003
                                                                  --------------
ENERGY--9.0%
El Paso Corp.                                         1,034,300            9,547
Spectra Energy Corp.                                    842,042           14,247
Williams Cos., Inc. (The)                               499,000            7,789
                                                                  --------------
                                                                          31,583
                                                                  --------------
FINANCIALS--1.4%
Alleghany Corp.(2)                                       17,978            4,872
                                                                  --------------
INDUSTRIALS--23.3%
ACCO Brands Corp.(2)                                    769,832            2,171
Con-way, Inc.                                           330,500           11,670
Masco Corp.                                             893,600            8,561
Owens Corning, Inc.(2)                                  791,100           10,110
Raytheon Co.                                            187,300            8,322
Republic Services, Inc.                                 630,602           15,393
Thomas & Betts Corp.(2)                                 432,800           12,491
USG Corp.(2)                                            500,400            5,039
Waste Management, Inc.                                  263,900            7,431
                                                                  --------------
                                                                          81,188
                                                                  --------------
MATERIALS--16.9%
Ball Corp.                                              275,800           12,455
Crown Holdings, Inc.(2)                                 623,000           15,039
Owens-Illinois, Inc.(2)                                 520,750           14,586
Packaging Corp. of America                              624,200           10,112
Weyerhaeuser Co.                                        229,200            6,975
                                                                  --------------
                                                                          59,167
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
UTILITIES--13.8%
Dominion Resources, Inc.                                324,700   $       10,851
Duke Energy Corp.                                       837,884           12,225
Dynegy, Inc. Class A(2)                               2,420,900            5,495
Mirant Corp.(2)                                         502,900            7,916
ONEOK, Inc.                                             402,000           11,855
                                                                  --------------
                                                                          48,342
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $489,563)                                               345,837
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $489,563)                                               345,837
                                                                  --------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
State Street Institutional Liquid Reserves
   Fund Institutional Shares (seven-day
   effective yield 0.420%)                            2,401,409            2,401
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,401)                                                   2,401
                                                                  --------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $491,964)                                               348,238(1)
Other assets and liabilities, net--0.3%                                      918
                                                                  --------------
NET ASSETS--100.0%                                                $      349,156
                                                                  ==============

ABBREVIATIONS:

ADR   American Depositary Receipt.

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT        LEVEL 1
                              JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:       2009       PRICES
---------------------------------------------------
Equity Securities:
   Common Stock               $345,837    $345,837
   Short-Term Investments        2,401       2,401
TOTAL INVESTMENTS             $348,238    $348,238
---------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--97.7%
CONSUMER DISCRETIONARY--10.1%
Cherokee, Inc.                                           75,900   $        1,504
Matthews International Corp. Class A                     81,600            2,540
Tempur-Pedic International, Inc.                        238,800            3,121
                                                                  --------------
                                                                           7,165
                                                                  --------------
CONSUMER STAPLES--9.1%
Chattem, Inc.(2)                                         50,900            3,466
WD-40 Co.                                               103,500            3,002
                                                                  --------------
                                                                           6,468
                                                                  --------------
ENERGY--9.4%
CARBO Ceramics, Inc.                                     66,900            2,288
World Fuel Services Corp.                               105,000            4,329
                                                                  --------------
                                                                           6,617
                                                                  --------------
FINANCIALS--17.6%
Ares Capital Corp.                                      377,066            3,039
Cathay General Bancorp                                  141,300            1,344
Entertainment Properties Trust                          158,300            3,261
Federated Investors, Inc. Class B                       122,300            2,946
Financial Federal Corp.                                  90,500            1,860
                                                                  --------------
                                                                          12,450
                                                                  --------------
HEALTH CARE--11.7%
Landauer, Inc.                                           55,900            3,429
Owens & Minor, Inc.                                      82,100            3,597
Young Innovations, Inc.                                  56,900            1,240
                                                                  --------------
                                                                           8,266
                                                                  --------------
INDUSTRIALS--28.3%
ABM Industries, Inc.                                    243,900            4,407
CLARCOR, Inc.                                            90,100            2,630
Graco, Inc.                                              68,500            1,508
Landstar System, Inc.                                    91,100            3,272
Lincoln Electric Holdings, Inc.                          72,400            2,609
McGrath RentCorp                                        147,100            2,804
Roper Industries, Inc.                                   61,800            2,800
                                                                  --------------
                                                                          20,030
                                                                  --------------
INFORMATION TECHNOLOGY--9.1%
Cass Information Systems, Inc.                           28,800              943
Computer Services, Inc.                                  52,100            1,680
Syntel, Inc.                                            120,100            3,776
                                                                  --------------
                                                                           6,399
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
MATERIALS--2.4%
Balchem Corp.                                            70,100   $        1,719
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $79,107)                                                 69,114
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $79,107)                                                 69,114
                                                                  --------------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
State Street Institutional Liquid Reserves
   Fund Institutional Shares (seven-day
   effective yield 0.420%)                            1,480,587            1,481
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,481)                                                   1,481
                                                                  --------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $80,588)                                                 70,595(1)
Other assets and liabilities, net--0.2%                                      170
                                                                  --------------
NET ASSETS--100.0%                                                $       70,765
                                                                  ==============

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT       LEVEL 1
                              JUNE 30,    QUOTED
INVESTMENT IN SECURITIES:       2009      PRICES
--------------------------------------------------
Equity Securities:
   Common Stock               $69,114     $69,114
   Short-Term Investments       1,481       1,481
TOTAL INVESTMENTS             $70,595     $70,595
--------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS SMALL-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--94.8%
CONSUMER DISCRETIONARY--9.3%
Pool Corp.                                               74,600   $        1,235
Steiner Leisure Ltd.(2)                                  44,100            1,346
Tempur-Pedic International, Inc.                         63,230              827
                                                                  --------------
                                                                           3,408
                                                                  --------------
CONSUMER STAPLES--4.0%
Chattem, Inc.(2)                                         21,600            1,471
                                                                  --------------
ENERGY--4.6%
CARBO Ceramics, Inc.                                     39,000            1,334
Petroleum Development Corp.(2)                           21,800              342
                                                                  --------------
                                                                           1,676
                                                                  --------------
FINANCIALS--9.0%
Cohen & Steers, Inc.                                     71,200            1,064
Federated Investors, Inc. Class B                        43,200            1,041
Financial Federal Corp.                                  57,550            1,183
                                                                  --------------
                                                                           3,288
                                                                  --------------
HEALTH CARE--17.0%
Abaxis, Inc.(2)                                          68,000            1,397
Computer Programs & Systems, Inc.                        36,500            1,398
Haemonetics Corp.(2)                                     29,100            1,659
Techne Corp.                                             27,600            1,761
                                                                  --------------
                                                                           6,215
                                                                  --------------
INDUSTRIALS--22.8%
ABM Industries, Inc.                                     43,100              779
Forward Air Corp.                                        67,000            1,428
HEICO Corp. Class A                                      45,000            1,317
Lincoln Electric Holdings, Inc.                          34,000            1,225
RBC Bearings, Inc.(2)                                    61,800            1,264
Rollins, Inc.                                            36,900              639
Roper Industries, Inc.                                   37,500            1,699
                                                                  --------------
                                                                           8,351
                                                                  --------------
INFORMATION TECHNOLOGY--23.5%
ANSYS, Inc.(2)                                           64,250            2,002
Blackbaud, Inc.                                         115,372            1,794
FactSet Research Systems, Inc.                           31,500            1,571
Jack Henry & Associates, Inc.                            76,615            1,590
ScanSource, Inc.(2)                                      66,300            1,625
                                                                  --------------
                                                                           8,582
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
MATERIALS--4.6%
AptarGroup, Inc.                                         49,500   $        1,671
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $32,701)                                                 34,662
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $32,701)                                                 34,662
                                                                  --------------
SHORT-TERM INVESTMENTS--4.5%
MONEY MARKET MUTUAL FUNDS--4.5%
State Street Institutional Liquid Reserves
   Fund Institutional Shares (seven-day
   effective yield 0.420%)                            1,639,737            1,640
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,640)                                                   1,640
                                                                  --------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $34,341)                                                 36,302(1)

Other assets and liabilities, net--0.7%                                      244
                                                                  --------------
NET ASSETS--100.0%                                                $       36,546
                                                                  ==============

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT       LEVEL 1
                              JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:       2009       PRICES
--------------------------------------------------
Equity Securities:
   Common Stock               $34,662     $34,662
   Short-Term Investments       1,640       1,640
TOTAL INVESTMENTS             $36,302     $36,302
--------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                          VIRTUS SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--12.4%
American Eagle Outfitters, Inc.                          60,100   $          852
AnnTaylor Stores Corp.(2)                                25,000              200
Burger King Holdings, Inc.                               41,300              713
Chico's FAS, Inc.(2)                                    103,100            1,003
Children's Place Retail Stores, Inc. (The)(2)            33,200              878
DreamWorks Animation SKG, Inc. Class A(2)                24,700              681
Guess?, Inc.                                             41,700            1,075
Jack in the Box, Inc.(2)                                 22,600              507
LKQ Corp.(2)                                             62,683            1,031
                                                                  --------------
                                                                           6,940
                                                                  --------------
CONSUMER STAPLES--3.5%
Darling International, Inc.(2)                          157,500            1,039
Ralcorp Holdings, Inc.(2)                                14,800              902
                                                                  --------------
                                                                           1,941
                                                                  --------------
ENERGY--8.5%
Dril-Quip, Inc.(2)                                       18,000              686
Global Industries Ltd.(2)                               100,000              566
Goodrich Petroleum Corp.(2)                              31,300              770
Helix Energy Solutions Group, Inc.(2)                    49,800              541
Massey Energy Co.                                        36,700              717
Pride International, Inc.(2)                             34,300              859
Swift Energy Co.(2)                                      39,400              656
                                                                  --------------
                                                                           4,795
                                                                  --------------
FINANCIALS--4.6%
Knight Capital Group, Inc. Class A(2)                    51,100              871
Lazard Ltd. Class A                                      32,900              886
MF Global Ltd.(2)                                       143,500              851
                                                                  --------------
                                                                           2,608
                                                                  --------------
HEALTH CARE--23.0%
Alexion Pharmaceuticals, Inc.(2)                         26,000            1,069
BioMarin Pharmaceutical, Inc.(2)                         40,400              631
ev3, Inc.(2)                                             55,100              591
Haemonetics Corp.(2)                                     10,000              570
HMS Holdings Corp.(2)                                    25,000            1,018
Luminex Corp.(2)                                         54,300            1,007
Myriad Genetics, Inc.(2)                                 29,400            1,048
Myriad Pharmaceuticals, Inc.(2)                           7,350               34
Neogen Corp.(2)                                          46,348            1,343
Noven Pharmaceuticals, Inc.(2)                           80,451            1,150

                                                     SHARES            VALUE
                                                 --------------   --------------
HEALTH CARE--(CONTINUED)
NuVasive, Inc.(2)                                        29,823   $        1,330
Perrigo Co.                                              42,000            1,167
Phase Forward, Inc.(2)                                   38,000              574
Sepracor, Inc.(2)                                        39,400              682
United Therapeutics Corp.(2)                              8,600              717
                                                                  --------------
                                                                          12,931
                                                                  --------------
INDUSTRIALS--14.5%
American Superconductor Corp.(2)                         39,051            1,025
Atlas Air Worldwide Holdings, Inc.(2)                    17,200              399
Beacon Roofing Supply, Inc.(2)                           48,500              701
Bucyrus International, Inc.                              33,100              945
Harsco Corp.                                             21,100              597
II-VI, Inc.(2)                                           34,984              776
Landstar System, Inc.                                    21,900              786
Navios Maritime Holdings, Inc.                           78,900              334
Navistar International Corp.(2)                          15,700              685
Tutor Perini Corp.(2)                                    45,100              783
Yingli Green Energy Holding Co. Ltd.(2)                  79,600            1,079
                                                                  --------------
                                                                           8,110
                                                                  --------------
INFORMATION TECHNOLOGY--26.3%
Advanced Energy Industries, Inc.(2)                      63,100              567
Atheros Communications, Inc.(2)                          33,000              635
Cavium Networks, Inc.(2)                                 40,600              683
Ciena Corp.(2)                                           68,200              706
CommScope, Inc.(2)                                       31,200              819
Constant Contact, Inc.(2)                                64,100            1,272
Cybersource Corp.(2)                                     64,700              990
DG FastChannel, Inc.(2)                                  35,200              644
FormFactor, Inc.(2)                                      42,000              724
Macrovision Solutions Corp.(2)                           36,600              798
Microsemi Corp.(2)                                       38,000              524
Nuance Communications, Inc.(2)                           82,700            1,000
Plantronics, Inc.                                        60,000            1,135
PMC-Sierra, Inc.(2)                                      67,500              537
Riverbed Technology, Inc.(2)                             46,900            1,088
ValueClick, Inc.(2)                                      76,100              801
Volterra Semiconductor Corp.(2)                          77,654            1,020
Websense, Inc.(2)                                        45,846              818
                                                                  --------------
                                                                          14,761
                                                                  --------------
MATERIALS--4.2%
FMC Corp.                                                15,900              752
Nalco Holding Co.                                        54,000              909

          Refer to Footnote Legend before the Schedules of Investments

                          VIRTUS SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
MATERIALS--(CONTINUED)
Sensient Technologies Corp.                              30,290   $          684
                                                                  --------------
                                                                           2,345
                                                                  --------------
TELECOMMUNICATION SERVICES--1.5%
Neutral Tandem, Inc.(2)                                  29,200              862
                                                                  --------------
UTILITIES--1.2%
Ormat Technologies, Inc.                                 17,000              685
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $53,636)                                                 55,978
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $53,636)                                                 55,978
                                                                  --------------
SHORT-TERM INVESTMENTS--0.5%
MONEY MARKET MUTUAL FUNDS--0.5%
State Street Institutional Liquid
   Reserves Fund Institutional Shares
   (seven-day effective yield 0.420%)                   291,857              292
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $292)                                                       292
                                                                  --------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $53,928)                                                 56,270(1)
Other assets and liabilities, net--(0.2)%                                   (134)
                                                                  --------------
NET ASSETS--100.0%                                                $       56,136
                                                                  ==============

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                             TOTAL VALUE
                                  AT        LEVEL 1
                               JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:        2009       PRICES
---------------------------------------------------
Equity Securities:
   Common Stock                $55,978     $55,978
   Short-Term Investments          292         292
TOTAL INVESTMENTS              $56,270     $56,270
---------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--95.7%
CONSUMER DISCRETIONARY--13.0%
Aaron Rents, Inc.                                        15,950   $          476
Morningstar, Inc.(2)                                     10,000              412
Strayer Education, Inc.                                   1,900              414
                                                                  --------------
                                                                           1,302
                                                                  --------------
CONSUMER STAPLES--3.9%
Hansen Natural Corp.(2)                                  12,450              384
                                                                  --------------
ENERGY--7.3%
NATCO Group, Inc. Class A(2)                             11,500              379
Petroleum Development Corp.(2)                            7,600              119
Tesco Corp.(2)                                           29,000              230
                                                                  --------------
                                                                             728
                                                                  --------------
FINANCIALS--2.6%
World Acceptance Corp.(2)                                12,900              257
                                                                  --------------
HEALTH CARE--17.5%
Abaxis, Inc.(2)                                          28,900              594
Meridian Bioscience, Inc.                                21,200              479
National Research Corp.                                   9,000              219
Techne Corp.                                              7,150              456
                                                                  --------------
                                                                           1,748
                                                                  --------------
INDUSTRIALS--16.1%
Copart, Inc.(2)                                          16,550              574
Forward Air Corp.                                        24,300              518
HEICO Corp. Class A                                      17,650              516
                                                                  --------------
                                                                           1,608
                                                                  --------------
INFORMATION TECHNOLOGY--35.3%
ANSYS, Inc.(2)                                           16,750              522
Blackbaud, Inc.                                          31,500              490
Cabot Microelectronics Corp.(2)                          10,250              290
FactSet Research Systems, Inc.                            7,450              371
Hittite Microwave Corp.(2)                               15,500              539
Power Integrations, Inc.                                 16,250              387
Quality Systems, Inc.                                     7,050              401
ScanSource, Inc.(2)                                      21,400              525
                                                                  --------------
                                                                           3,525
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $9,673)                                                   9,552
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $9,673)                                                   9,552
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
SHORT-TERM INVESTMENTS--6.1%
MONEY MARKET MUTUAL FUNDS--6.1%
State Street Institutional Liquid
   Reserves Fund Institutional Shares
   (seven-day effective yield 0.420%)                   611,044   $          611
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $611)                                                       611
                                                                  --------------
TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $10,284)                                                 10,163(1)
Other assets and liabilities, net--(1.8)%                                   (179)
                                                                  --------------
NET ASSETS--100.0%                                                $        9,984
                                                                  ==============

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT       LEVEL 1
                              JUNE 30,    QUOTED
INVESTMENT IN SECURITIES:       2009      PRICES
--------------------------------------------------
Equity Securities:
   Common Stock               $ 9,552     $ 9,552
   Short-Term Investments         611         611
TOTAL INVESTMENTS             $10,163     $10,163
--------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                          VIRTUS STRATEGIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES           VALUE
                                                 --------------   --------------
COMMON STOCKS--98.3%
CONSUMER DISCRETIONARY--10.3%
Amazon.com, Inc.(2)                                      16,890   $        1,413
American Eagle Outfitters, Inc.                         142,010            2,012
DreamWorks Animation SKG, Inc. Class A(2)                77,100            2,127
Kohl's Corp.(2)                                          33,220            1,420
LKQ Corp.(2)                                             86,900            1,430
Lowe's Cos., Inc.                                        67,050            1,301
McDonald's Corp.                                         32,870            1,890
Yum! Brands, Inc.                                        86,050            2,869
                                                                  --------------
                                                                          14,462
                                                                  --------------
CONSUMER STAPLES--10.2%
Colgate-Palmolive Co.                                    41,310            2,922
CVS Caremark Corp.                                       68,260            2,176
General Mills, Inc.                                      20,560            1,152
Kroger Co. (The)                                        108,250            2,387
Philip Morris International, Inc.                        33,330            1,454
Ralcorp Holdings, Inc.(2)                                41,320            2,517
Safeway, Inc.                                            84,800            1,727
                                                                  --------------
                                                                          14,335
                                                                  --------------
ENERGY--7.9%
Pride International, Inc.(2)                             89,450            2,242
Range Resources Corp.                                    38,440            1,592
Schlumberger Ltd.                                        28,820            1,559
Transocean Ltd.(2)                                       33,413            2,482
Weatherford International Ltd.(2)                       161,820            3,165
                                                                  --------------
                                                                          11,040
                                                                  --------------
FINANCIALS--3.4%
BlackRock, Inc.                                          10,950            1,921
Goldman Sachs Group, Inc. (The)                          19,540            2,881
                                                                  --------------
                                                                           4,802
                                                                  --------------
HEALTH CARE--12.8%
Abbott Laboratories                                      36,870            1,734
Allergan, Inc.                                           33,080            1,574
Amgen, Inc.(2)                                           22,310            1,181
Biogen Idec, Inc.(2)                                     15,060              680
Bristol-Myers Squibb Co.                                110,760            2,250
Celgene Corp.(2)                                         51,290            2,454
Cephalon, Inc.(2)                                        22,390            1,268
Genzyme Corp.(2)                                         28,140            1,567
Gilead Sciences, Inc.(2)                                 35,580            1,667

                                                     SHARES           VALUE
                                                 --------------   --------------
HEALTH CARE--(CONTINUED)
Mylan, Inc.(2)                                           89,500   $        1,168
NuVasive, Inc.(2)                                        11,400              508
Perrigo Co.                                              65,710            1,825
                                                                  --------------
                                                                          17,876
                                                                  --------------
INDUSTRIALS--10.3%
ABB Ltd. Sponsored ADR                                   88,830            1,402
Harsco Corp.                                             73,180            2,071
Joy Global, Inc.                                         80,700            2,883
Norfolk Southern Corp.                                   50,910            1,918
SPX Corp.                                                24,590            1,204
Stericycle, Inc.(2)                                      42,660            2,198
Tutor Perini Corp.(2)                                    61,990            1,076
United Technologies Corp.                                31,180            1,620
                                                                  --------------
                                                                          14,372
                                                                  --------------
INFORMATION TECHNOLOGY--36.4%
Adobe Systems, Inc.(2)                                   80,400            2,275
Apple, Inc.(2)                                           28,460            4,047
Applied Materials, Inc.                                 251,990            2,764
Broadcom Corp. Class A(2)                               118,570            2,939
Cisco Systems, Inc.(2)                                  157,450            2,935
Corning, Inc.                                           132,440            2,127
Cybersource Corp.(2)                                     77,400            1,184
EMC Corp.(2)                                            157,220            2,060
Google, Inc. Class A(2)                                   9,025            3,805
Hewlett-Packard Co.                                      93,680            3,621
International Business Machines
   Corp.                                                 30,520            3,187
Marvell Technology Group Ltd.(2)                        253,000            2,945
Microsoft Corp.                                         117,700            2,798
Nuance Communications, Inc.(2)                          149,470            1,807
Oracle Corp.                                            143,100            3,065
QUALCOMM, Inc.                                           59,570            2,693
Research In Motion Ltd.(2)                               25,680            1,825
Silicon Laboratories, Inc.(2)                            60,200            2,284
Symantec Corp.(2)                                       130,530            2,031
Websense, Inc.(2)                                        35,000              624
                                                                  --------------
                                                                          51,016
                                                                  --------------
MATERIALS--5.2%
FMC Corp.                                                28,310            1,339
Freeport-McMoRan Copper & Gold, Inc.                     22,090            1,107
Monsanto Co.                                             24,140            1,794
Nalco Holding Co.                                        90,100            1,517

          Refer to Footnote Legend before the Schedules of Investments

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES           VALUE
                                                 --------------   --------------
MATERIALS--(CONTINUED)
Potash Corp. of Saskatchewan, Inc.                       16,460   $        1,532
                                                                  --------------
                                                                           7,289
                                                                  --------------
TELECOMMUNICATION SERVICES--1.8%
American Tower Corp. Class A(2)                          59,870            1,888
Neutral Tandem, Inc.(2)                                  19,100              564
                                                                  --------------
                                                                           2,452
                                                                  --------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $136,946)                                            137,644
                                                                  --------------
EXCHANGE TRADED FUNDS--1.3%
Financial Select Sector SPDR Fund                       151,200            1,810
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,673)                                                   1,810
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $138,619)                                               139,454
                                                                  --------------
SHORT-TERM INVESTMENTS--0.2%
MONEY MARKET MUTUAL FUNDS--0.2%
State Street Institutional Liquid
   Reserves Fund Institutional
   Shares (seven-day effective yield
   0.420%)                                              278,299              278
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $278)                                                       278
                                                                  --------------
TOTAL INVESTMENTS--99.8%
   (IDENTIFIED COST $138,897)                                            139,732(1)
Other assets and liabilities, net--0.2%                                      223
                                                                  --------------
NET ASSETS--100.0%                                                $      139,955
                                                                  ==============

ABBREVIATIONS:

ADR  American Depositary Receipt.
SPDR S&P Depositary Receipt.

          Refer to Footnote Legend before the Schedules of Investments


                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
-----------------------------------
United States                          92%
Canada                                  3
Japan                                   2
Switzerland                             2
Netherlands                             1
                                      ---
Total                                 100%
                                      ===

*    FOREIGN SECURITY COUNTRY DETERMINATION:


A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

          Refer to Footnote Legend before the Schedules of Investments


DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                AT         LEVEL 1
                              JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:       2009       PRICES
---------------------------------------------------
Equity Securities:
   Common Stock               $137,644    $137,644
   Exchange Traded Funds         1,810       1,810
   Short-Term Investments          278         278
TOTAL INVESTMENTS             $139,732    $139,732
---------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                         VIRTUS TACTICAL ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
U.S. GOVERNMENT SECURITIES--5.0%
U.S. Treasury Note
   0.875%, 4/30/11                               $        3,790   $        3,779
   4.750%, 8/15/17                                        1,740            1,907
   3.125%, 5/15/19                                        3,640            3,521
                                                                  --------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $9,029)                                                   9,207
                                                                  --------------
MUNICIPAL BONDS--3.7%
ARIZONA--0.6%
Salt River Project Agricultural
   Improvement & Power District Series 08-A,
   5.000%, 1/1/38                                         1,260            1,251
                                                                  --------------
DELAWARE--0.6%
State Transportation Authority Series A
   (FSA, NATL-RE Insured) 5.000%, 7/1/19                    980            1,070
                                                                  --------------
FLORIDA--0.1%
Miami-Dade County Educational Facilities
   Authority Taxable Series C 5.480%, 4/1/16                125              123
                                                                  --------------
PENNSYLVANIA--2.3%
City of Pittsburgh Pension Obligation
   Taxable Series C (NATL- RE, FGIC Insured)
   6.500%, 3/1/17                                         4,250            4,258
                                                                  --------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                             345              213
                                                                  --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,968)                                                   6,915
                                                                  --------------
MORTGAGE-BACKED SECURITIES--20.9%
AGENCY--16.8%
FHLMC R010-AB 5.500%, 12/15/19                              234              241
FHMLC 5.000%, 1/1/35                                      5,176            5,293
FNMA
   5.000%, 6/1/18                                           967            1,012
   4.000%, 7/1/19                                           505              514
   5.000%, 8/1/20                                           285              297
   6.000%, 11/1/31                                          236              249
   5.500%, 7/1/34                                         1,594            1,653
   5.000%, 3/1/36                                           157              160
   5.500%, 3/1/36                                         1,596            1,654

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
AGENCY--(CONTINUED)
   6.000%, 9/1/36                                $          327   $          342
   5.500%, 11/1/36                                        1,159            1,199
   6.000%, 9/1/37                                           506              529
   6.000%, 2/1/38                                           435              455
   5.000%, 5/1/38                                         1,366            1,393
   5.500%, 6/1/38                                         2,291            2,368
   6.000%, 11/1/38                                        1,422            1,488
   4.000%, 1/1/39                                           633              614
   4.500%, 3/1/39                                         1,860            1,859
   4.500%, 3/1/39                                           447              446
   6.000%, 3/1/39                                           545              570
   4.500%, 4/1/39                                           347              347
   4.500%, 4/1/39                                         1,195            1,194
   4.000%, 5/1/39                                           599              581
   4.500%, 5/1/39                                         5,200            5,196
GNMA
   6.500%, 11/15/23                                          10               10
   6.500%, 11/15/23                                         113              120
   6.500%, 11/15/23                                          60               64
   6.500%, 11/15/23                                          92               98
   6.500%, 12/15/23                                         124              131
   6.500%, 12/15/23                                          85               90
   6.500%, 12/15/23                                         104              111
   6.500%, 3/15/24                                           77               82
   6.500%, 4/15/24                                           42               45
   6.500%, 7/15/24                                          457              486
                                                                  --------------
                                                                          30,891
                                                                  --------------
NON-AGENCY--4.1%
Bear Stearns Adjustable Rate Mortgage
   Trust 05-12, 13A1 5.444%, 2/25/36 (3)                    636              390
Citigroup Mortgage Loan Trust, Inc. 05-5,
   2A3 5.000%, 8/25/35                                      489              408
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4 5.551%, 2/15/39 (3)             2,050            1,658
First Horizon Asset Securities, Inc.
   05-AR1, 2A1 5.001%, 4/25/35 (3)                          670              494
GE Capital Commercial Mortgage Corp.
   03-C1, C 4.975%, 1/10/38 (3)                             245              209
GS Mortgage Securities Corp. II 07-GG10,
   A4 5.805%, 8/10/45 (3)                                   600              453

          Refer to Footnote Legend before the Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
NON-AGENCY--(CONTINUED)
JPMorgan Chase Commercial Mortgage
   Securities Corp. 07-LD12, A4 5.882%,
   2/15/51 (3)                                   $          575   $          431
Lehman Brothers - UBS Commercial Mortgage
   Trust
   04-C7, A6 4.786%, 10/15/29(3)                          1,800            1,518
   07-C7, A3 5.866%, 9/15/45(3)                             600              459
Wachovia Bank Commercial Mortgage Trust
   07-C30, A5 5.342%, 12/15/43                              400              263
Wells Fargo Mortgage Backed Securities
   Trust
   04-EE, 2A3 3.585%, 12/25/34(3)                           622              348
   05-AR4, 2A1 4.537%, 4/25/35(3)                           973              842
                                                                  --------------
                                                                           7,473
                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $40,077)                                                 38,364
                                                                  --------------
ASSET-BACKED SECURITIES--0.8%
Associates Manufactured Housing
   Pass-Through-Certificate 97-2, A6 7.075%,
   3/15/28 (3)                                              220              211
Bosphorus Financial Services Ltd. 144A
   2.683%, 2/15/12 (3)(4)                                   172              149
Capital One Auto Finance Trust 07-B, A3A
   5.030%, 4/15/12                                          530              535
Carmax Auto Owner Trust 05-2, A4 4.340%,
   9/15/10                                                   95               96
Dunkin Securitization 06-1, M1 144A
   8.285%, 6/20/31 (4)                                      375              313
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35 (3)                                      80               76
Wachovia Auto Loan Owner Trust 06-2A, A3
   144A 5.230%, 8/22/11 (4)                                 137              138
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,614)                                                   1,518
                                                                  --------------
CORPORATE BONDS--14.6%
CONSUMER DISCRETIONARY--1.6%
Comcast Corp.
   5.300%, 1/15/14                                          250              258
   5.700%, 7/1/19                                           440              436
COX Communications, Inc. 144A 6.250%,
   6/1/18 (4)                                               300              297
Hasbro, Inc. 6.300%, 9/15/17                                275              268

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
CONSUMER DISCRETIONARY--(CONTINUED)
News America, Inc. 6.650%, 11/15/37              $          550   $          495
Royal Caribbean Cruises Ltd. 7.250%,
   6/15/16                                                  340              270
Seneca Gaming Corp. Series B 7.250%,
   5/1/12                                                   260              226
Time Warner Cable, Inc. 5.850%, 5/1/17                      160              160
Videotron Ltee 6.375%, 12/15/15                             225              203
WMG Acquisition Corp. 144A 9.500%, 6/15/16
   (4)                                                      290              290
                                                                  --------------
                                                                           2,903
                                                                  --------------
CONSUMER STAPLES--0.7%
Alliance One International, Inc. 144A
   10.000%, 7/15/16 (4)                                     310              295
BAT International Finance plc 144A 9.500%,
   11/15/18 (4)                                              60               71
Delhaize Group 6.500%, 6/15/17                              465              475
Reynolds American, Inc. 7.300%, 7/15/15                     550              551
                                                                  --------------
                                                                           1,392
                                                                  --------------
ENERGY--1.7%
Buckeye Partners LP 6.050%, 1/15/18                          75               68
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                       60               55
Kinder Morgan Finance Co. ULC 5.700%,
   1/5/16                                                   930              802
NGPL PipeCo. LLC 144A 6.514%, 12/15/12 (4)                  325              341
Petro-Canada 6.050%, 5/15/18                                120              119
PetroHawk Energy Corp. 144A 10.500%,
   8/1/14 (4)                                               125              128
Petropower I Funding Trust 144A 7.360%,
   2/15/14 (4)                                              919              914
Smith International, Inc. 9.750%, 3/15/19                   175              202
Swift Energy Co. 7.125%, 6/1/17                             325              231
TEPPCO Partners LP 7.625%, 2/15/12                          150              157
Weatherford International Ltd. 9.625%,
   3/1/19                                                    78               92
                                                                  --------------
                                                                           3,109
                                                                  --------------
FINANCIALS--5.5%
American Express Credit Corp. Series C
   7.300%, 8/20/13                                          275              286
Bank of America Corp.
   5.750%, 8/15/16                                          300              260
   5.750%, 12/1/17                                          205              183
   5.650%, 5/1/18                                           300              265
Bank of New York / Mellon Corp. (The)
   4.950%, 11/1/12                                          370              391
Bear Stearns Cos., Inc. LLC (The) 7.250%,
   2/1/18                                                   330              348
Capital One Financial Corp. 7.375%, 5/23/14                 455              469

          Refer to Footnote Legend before the Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
FINANCIALS--(CONTINUED)
Citigroup, Inc.
   5.000%, 9/15/14                               $          340   $          285
   4.875%, 5/7/15                                           460              376
Credit Suisse New York 5.000%, 5/15/13                      330              337
Deutsche Bank AG 4.875%, 5/20/13                            110              113
Ford Motor Credit Co. LLC
   8.625%, 11/1/10                                          190              179
   7.800%, 6/1/12                                           255              220
General Electric Capital Corp. 6.875%,
   1/10/39                                                  515              464
GMAC, Inc. 144A 6.750%, 12/1/14(4)                           73               58
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                          280              272
   6.150%, 4/1/18                                           225              219
HBOS plc 144A 5.375%, 11/29/49 (3)(4)                       750              362
International Lease Finance Corp. 4.750%,
   1/13/12                                                  375              295
Janus Capital Group, Inc. 6.500%, 6/15/12                   185              171
JPMorgan Chase & Co.
   5.250%, 5/1/15                                           350              337
   Series 1, 7.900%, 4/29/49(3)                             214              187
Merrill Lynch & Co., Inc. 6.110%, 1/29/37                   415              320
National Capital Trust II 144A 5.486%,
   12/29/49 (3)(4)                                        1,000              660
Northern Trust Co. (The) 6.500%, 8/15/18                    250              272
ProLogis 6.625%, 5/15/18                                    150              118
Rabobank Nederland NV 144A 11.000%,
   12/29/49 (3)(4)                                          400              446
Simon Property Group LP 6.750%, 5/15/14                     470              472
SunTrust Banks, Inc. 5.250%, 11/5/12                        370              377
UFJ Finance AEC 6.750%, 7/15/13                             325              336
Wachovia Bank NA 5.000%, 8/15/15                            250              236
Wachovia Corp. 4.875%, 2/15/14                              435              425
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority 144A 5.125%, 11/15/14 (4)              420              378
                                                                  --------------
                                                                          10,117
                                                                  --------------
HEALTH CARE--0.3%
Merck & Co., Inc. 1.875%, 6/30/11                           155              155
Quest Diagnostics, Inc. 6.400%, 7/1/17                      330              337
                                                                  --------------
                                                                             492
                                                                  --------------
INDUSTRIALS--0.8%
Allied Waste North America, Inc. 6.125%,
   2/15/14                                                  500              505

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
INDUSTRIALS--(CONTINUED)
Continental Airlines, Inc. 98-1A, 6.648%,
   3/15/19                                       $          422   $          346
Pitney Bowes, Inc. 4.750%, 5/15/18                          450              418
Terex Corp. 7.375%, 1/15/14                                 140              129
United Airlines, Inc. 01-A1, 6.071%,
   3/1/13                                                    19               19
                                                                  --------------
                                                                           1,417
                                                                  --------------
INFORMATION TECHNOLOGY--1.4%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                           155              131
Convergys Corp. 4.875%, 12/15/09                            750              742
Fiserv, Inc. 6.125%, 11/20/12                               455              472
Intuit, Inc. 5.750%, 3/15/17                                 80               76
Oracle Corp. 6.125%, 7/8/39                                 710              705
Tyco Electronic Group SA 6.000%, 10/1/12                    125              123
Xerox Corp. 6.750%, 2/1/17                                  385              350
                                                                  --------------
                                                                           2,599
                                                                  --------------
MATERIALS--0.1%
Norske Skog Canada Ltd. 7.375%, 3/1/14                      210               90
Verso Paper Holdings LLC / Verso Paper,
   Inc. Series B 4.778%, 8/1/14 (3)                         107               51
                                                                  --------------
                                                                             141
                                                                  --------------
TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.
   5.625%, 6/15/16                                          550              566
   5.800%, 2/15/19                                          460              467
Citizen Communications Co. 6.250%, 1/15/13                  235              217
France Telecom SA 4.375%, 7/8/14                            155              156
OJSC Vimpel Communications 144A (VIP
   Finance Ireland Ltd.) 9.125%, 4/30/18 (4)                160              136
Qwest Corp.
   7.875%, 9/1/11                                           150              150
   6.500%, 6/1/17                                           190              167
Telecom Italia Capital SA
   6.999%, 6/4/18                                           250              253
   7.175%, 6/18/19                                          265              269
Telefonica Emisiones S.A. 5.877%, 7/15/19                   320              330
Verizon Communications, Inc. 4.900%, 9/15/15                275              275
                                                                  --------------
                                                                           2,986
                                                                  --------------
UTILITIES--0.9%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                              140              146

          Refer to Footnote Legend before the Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE          VALUE
                                                 --------------   --------------
UTILITIES--(CONTINUED)
AmeriGas Partners LP 7.250%, 5/20/15             $          500   $          471
Great River Energy 144A 5.829%, 7/1/17 (4)                  284              273
Northeast Utilities 5.650%, 6/1/13                          265              266
United Energy Distribution Holdings
   Property Ltd. 144A 5.450%, 4/15/16 (4)                   500              461
                                                                  --------------
                                                                           1,617
                                                                  --------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $28,472)                                                 26,773
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc. (GMAC) Pfd. 144A
   7.000%(4)                                                 68               29
                                                                  --------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $21)                                                         29
                                                                  --------------
COMMON STOCKS--46.7%
CONSUMER DISCRETIONARY--3.2%
McDonald's Corp.                                         35,000            2,012
NIKE, Inc. Class B                                       40,000            2,071
Under Armour, Inc. Class A(2)                            83,000            1,858
                                                                  --------------
                                                                           5,941
                                                                  --------------
CONSUMER STAPLES--5.6%
Altria Group, Inc.                                      109,000            1,787
Bunge Ltd.                                               32,900            1,982
Costco Wholesale Corp.                                   45,000            2,057
PepsiCo, Inc.                                            42,000            2,308
Philip Morris International, Inc.                        47,900            2,089
                                                                  --------------
                                                                          10,223
                                                                  --------------
ENERGY--7.3%
Chesapeake Energy Corp.                                  47,600              944
ConocoPhillips                                           47,900            2,015
Halliburton Co.                                          91,000            1,884
Massey Energy Co.                                        75,754            1,480
Occidental Petroleum Corp.                               30,000            1,974
Petroleo Brasileiro SA ADR                               49,000            2,008
St. Mary Land & Exploration Co.                          63,000            1,315
Valero Energy Corp.                                     101,000            1,706
                                                                  --------------
                                                                          13,326
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
FINANCIALS--3.6%
Allstate Corp. (The)                                     45,000   $        1,098
Goldman Sachs Group, Inc. (The)                          14,000            2,064
Hudson City Bancorp, Inc.                               152,800            2,031
Reinsurance Group of America, Inc.                       39,000            1,361
                                                                  --------------
                                                                           6,554
                                                                  --------------
HEALTH CARE--6.6%
Celgene Corp.(2)                                         41,000            1,962
Gilead Sciences, Inc.(2)                                 46,000            2,155
Johnson & Johnson                                        36,200            2,056
Merck & Co., Inc.                                        68,100            1,904
St. Jude Medical, Inc.(2)                                50,000            2,055
UnitedHealth Group, Inc.                                 83,600            2,088
                                                                  --------------
                                                                          12,220
                                                                  --------------
INDUSTRIALS--6.2%
Boeing Co. (The)                                         43,000            1,828
Caterpillar, Inc.                                        54,000            1,784
Continental Airlines, Inc. Class B(2)                   228,000            2,020
Foster Wheeler AG(2)                                     75,000            1,781
L-3 Communications Holdings, Inc.                        28,900            2,005
Union Pacific Corp.                                      39,000            2,030
                                                                  --------------
                                                                          11,448
                                                                  --------------
INFORMATION TECHNOLOGY--8.0%
Cisco Systems, Inc.(2)                                  111,300            2,075
Corning, Inc.                                           126,000            2,024
Hewlett-Packard Co.                                      56,000            2,164
International Business Machines Corp.                    19,000            1,984
Microsoft Corp.                                          94,000            2,234
Nokia OYJ Sponsored ADR                                 137,000            1,997
QUALCOMM, Inc.                                           48,400            2,188
                                                                  --------------
                                                                          14,666
                                                                  --------------
MATERIALS--3.9%
Alcoa, Inc.                                             115,000            1,188
Freeport-McMoRan Copper & Gold, Inc.                     41,000            2,054
Nucor Corp.                                              46,000            2,044
Potash Corp. of Saskatchewan, Inc.                       21,000            1,954
                                                                  --------------
                                                                           7,240
                                                                  --------------
TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                               82,000            2,037

          Refer to Footnote Legend before the Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Communications, Inc.                             70,000   $        2,151
                                                                  --------------
                                                                           4,188
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $74,087)                                                 85,806
                                                                  --------------
EXCHANGE TRADED FUNDS--1.0%
PowerShares Deutsche Bank Agriculture
   Fund(2)                                               74,700            1,901
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,861)                                                   1,901
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--92.7%
(IDENTIFIED COST $162,129)                                               170,513
                                                                  --------------
SHORT-TERM INVESTMENTS--7.5%
MONEY MARKET MUTUAL FUNDS--7.5%
State Street Institutional Liquid Reserves
   Fund Institutional Shares (seven-day
   effective yield 0.420%)                           13,807,310           13,807
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,807)                                                 13,807
                                                                  --------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $175,936)                                               184,320(1)
Other Assets and Liabilities--(0.2)%                                        (454)
                                                                  --------------
NET ASSETS--100.0%                                                $      183,866
                                                                  ==============

ABBREVIATIONS:

ADR     American Depositary Receipt.
FGIC    Financial Guaranty Insurance Company
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Ginnie Mae or Government National Mortgage Association
NATL/
NATL-RE National Public Finance Corp. formerly Municipal Bond Insurance
        Association.

          Refer to Footnote Legend before the Schedules of Investments

                        VIRTUS TACTICAL ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
-----------------------------------
United States                          93%
Canada                                  2
Australia                               1
Brazil                                  1
Finland                                 1
Switzerland                             1
Other                                   1
                                      ---
Total                                 100%
                                      ===

*    FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                                                                   LEVEL 2        LEVEL 3
                                                                 SIGNIFICANT    SIGNIFICANT
                                TOTAL VALUE AT      LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:        JUNE 30, 2009   QUOTED PRICES      INPUTS        INPUTS
-------------------------------------------------------------------------------------------
Debt Securities:
   U.S. Government Securities      $  9,207         $     --       $ 9,207          $--
   Asset-Backed Securities            1,518               --         1,518           --
   Mortgage-Backed Securities        38,364               --        38,364           --
   Municipal Securities               6,915               --         6,915           --
   Corporate Debt                    26,773               --        26,773           --
Equity Securities:
   Preferred Stock                       29               29            --           --
   Common Stock                      85,806           85,806            --           --
   Exchange Traded Funds              1,901            1,901            --           --
   Short-Term Investments            13,807           13,807            --           --
TOTAL INVESTMENTS                  $184,320         $101,543       $82,777          $--
-------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                    CORPORATE
                                                      DEBT
INVESTMENTS IN SECURITIES                          SECURITIES
-------------------------                          ----------
BALANCE AS OF MARCH 31, 2009:                        $ 818
Accrued Discount/(Premium)                              --
Realized Gain (Loss)                                    --
Change in Unrealized Appreciation (Depreciation)        96
Net Purchases/(Sales)                                   --
Transfers In and/or Out of Level 3 (1)                (914)
                                                     -----
BALANCE AS OF JUNE 30, 2009                          $  --
                                                     =====

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                         VIRTUS VALUE OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--3.4%
Aaron Rents, Inc.                                         7,100   $          212
DISH Network Corp. Class A(2)                            13,200              214
Foot Locker, Inc.                                        42,800              448
HSN, Inc.(2)                                             25,336              268
La-Z-Boy, Inc.                                            4,500               21
RadioShack Corp.                                         20,100              281
Royal Caribbean Cruises Ltd.                              5,199               70
Ruby Tuesday, Inc.(2)                                    32,900              219
Superior Industries International, Inc.                   4,200               59
                                                                  --------------
                                                                           1,792
                                                                  --------------
CONSUMER STAPLES--7.4%
Altria Group, Inc.                                      112,706            1,847
Bunge Ltd.                                               11,161              672
Central Garden and Pet Co.(2)                             6,081               67
Central Garden and Pet Co. Class A(2)                     9,598               95
Del Monte Foods Co.                                       7,700               72
Kroger Co. (The)                                          8,200              181
Pantry, Inc., (The)(2)                                    7,600              126
Safeway, Inc.                                             1,263               26
Wal-Mart Stores, Inc.                                    15,000              727
                                                                  --------------
                                                                           3,813
                                                                  --------------
ENERGY--17.0%
Anadarko Petroleum Corp.                                  8,800              400
Chevron Corp.                                            25,500            1,689
ConocoPhillips                                           43,400            1,825
Exxon Mobil Corp.                                        55,360            3,870
Sunoco, Inc.                                             11,700              272
Tesoro Corp.                                             34,100              434
Valero Energy Corp.                                      18,200              307
Western Refining, Inc.(2)                                 2,500               18
                                                                  --------------
                                                                           8,815
                                                                  --------------
FINANCIALS--22.4%
Allied World Assurance Co. Holdings Ltd.                  4,551              186
American Equity Investment Life Holding Co.               4,936               28
American Express Co.                                     20,700              481
Annaly Capital Management, Inc.                          10,000              151
Bank of New York Mellon Corp. (The)                      71,200            2,087
Blackstone Group LP (The)                                 8,400               89
Conseco, Inc.(2)                                         67,994              161
Discover Financial Services                              16,500              169

                                                     SHARES            VALUE
                                                 --------------   --------------
FINANCIALS--(CONTINUED)
Goldman Sachs Group, Inc. (The)                           4,200   $          619
Hartford Financial Services Group, Inc. (The)            29,800              354
JPMorgan Chase & Co.                                      6,200              212
Lincoln National Corp.                                   12,400              213
Morgan Stanley                                           31,600              901
New York Community Bancorp, Inc.                        101,800            1,088
Northern Trust Corp.                                     11,439              614
PMI Group, Inc. (The)                                    33,747               67
PRG-Schultz International, Inc.(2)                       18,240               49
Prudential Financial, Inc.                                  249                9
PS Business Parks, Inc.                                   4,519              219
Rayonier, Inc.                                           21,800              792
Simon Property Group, Inc.                                5,775              297
State Street Corp.                                       42,361            1,999
Transatlantic Holdings, Inc.                              1,500               65
UMB Financial Corp.                                       2,300               87
Unum Group                                               13,600              216
Ventas, Inc.                                              2,900               87
Wells Fargo & Co.                                        14,000              340
                                                                  --------------
                                                                          11,580
                                                                  --------------
HEALTH CARE--18.6%
Bristol-Myers Squibb Co.                                 24,600              500
CIGNA Corp.                                              38,500              927
Coventry Health Care, Inc.(2)                               700               13
INSMED,  Inc.(2)                                         18,242               18
Johnson & Johnson                                        27,565            1,566
Kindred Healthcare, Inc.(2)                               6,900               85
Mylan, Inc.(2)                                           38,000              496
Omnicare, Inc.                                           20,800              536
Pfizer, Inc.                                            214,900            3,223
Teleflex, Inc.                                              600               27
Watson Pharmaceuticals, Inc.(2)                          26,000              876
WellPoint, Inc.(2)                                       26,900            1,369
                                                                  --------------
                                                                           9,636
                                                                  --------------
INDUSTRIALS--7.3%
Aircastle Ltd                                            17,382              128
Armstrong World Industries, Inc.(2)                       1,400               23
Chart Industries, Inc.(2)                                   735               13
Dollar Thrifty Automotive Group, Inc.(2)                 28,800              402
Donnelley (R.R.) & Sons Co.                              28,375              330
General Electric Co.                                     74,700              876
L-3 Communications Holdings, Inc.                        15,800            1,096

          Refer to Footnote Legend before the Schedules of Investments

                         VIRTUS VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                     SHARES            VALUE
                                                 --------------   --------------
INDUSTRIALS--(CONTINUED)
Navistar International Corp.(2)                             853   $           37
Northrop Grumman Corp.                                   16,900              772
URS Corp.(2)                                              1,800               89
                                                                  --------------
                                                                           3,766
                                                                  --------------
INFORMATION TECHNOLOGY--8.1%
3Com Corp.(2)                                            47,400              223
Acxiom Corp.                                              4,700               41
Broadridge Financial Solutions, Inc.                     20,600              342
Computer Sciences Corp.(2)                               47,400            2,100
Compuware Corp.(2)                                       11,600               80
EarthLink, Inc.(2)                                        1,932               14
Hewitt Associates, Inc. Class A(2)                        1,900               57
IAC/InterActive Corp.(2)                                  5,600               90
International Business Machines Corp.                    11,800            1,232
                                                                  --------------
                                                                           4,179
                                                                  --------------
MATERIALS--7.3%
Ashland, Inc.                                            32,200              903
Compass Minerals International, Inc.                      6,300              346
Dow Chemical Co. (The)                                   31,700              512
Eastman Chemical Co.                                     20,900              792
Glatfelter (P.H.) Co.                                    22,139              197
International Paper Co.                                  23,300              352
Mosaic Co. (The)                                            900               40
Packaging Corp. of America                               22,200              360
Pactiv Corp.(2)                                           3,300               72
Scotts Miracle-Gro Co. (The) Class A                      3,600              126
Temple-Inland, Inc.                                       5,500               72
                                                                  --------------
                                                                           3,772
                                                                  --------------
TELECOMMUNICATION SERVICES--3.9%
AT&T, Inc.                                               53,600            1,331
Sprint Nextel Corp.(2)                                  139,200              670
                                                                  --------------
                                                                           2,001
                                                                  --------------
UTILITIES--3.5%
Calpine Corp.(2)                                          3,600               40
DTE Energy Co.                                              400               13
Mirant Corp.(2)                                          55,000              866
NRG Energy, Inc.(2)                                      12,700              330
NSTAR                                                    11,500              369

                                                     SHARES            VALUE
                                                 --------------   --------------
UTILITIES--(CONTINUED)
UGI Corp.                                                 7,400   $          188
                                                                  --------------
                                                                           1,806
                                                                  --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $50,184)                                                 51,160
                                                                  --------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $50,184)                                                 51,160
                                                                  --------------
SHORT-TERM INVESTMENTS--0.5%
MONEY MARKET MUTUAL FUNDS--0.5%
State Street Institutional Liquid
   Reserves Fund Institutional Shares
   (seven-day effective yield 0.420%)                   251,319              251
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $251)                                                       251
                                                                  --------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $50,435)                                                 51,411(1)
Other assets and liabilities, net--0.6%                                      299
                                                                  --------------
NET ASSETS--100.0%                                                $       51,710
                                                                  ==============

          Refer to Footnote Legend before the Schedules of Investments

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.)

                            TOTAL VALUE
                                 AT       LEVEL 1
                              JUNE 30,     QUOTED
INVESTMENT IN SECURITIES:       2009       PRICES
---------------------------------------------------
Equity Securities:
   Common Stock             $51,160       $51,160
   Short-Term Investments       251           251
TOTAL INVESTMENTS           $51,411       $51,411
---------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of thirteen diversified funds and one non-diversified fund (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") this standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED) (CONTINUED)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with this quarterly filing. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. It also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. It also expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

A summary of the inputs used to value the funds' net assets by each major security type is disclosed at the end of the Schedules of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. FOREIGN SECURITY COUNTRY DETERMINATION

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

C. DERIVATIVE FINANCIAL INSTRUMENTS

In March 2008, FASB issued Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), an amendment to FASB Statement No. 133. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Funds have adopted the provisions of SFAS 161 as of the beginning of the current fiscal year. The Funds did not hold any Derivative Financial Instruments during the period.

NOTE 2--FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)

At June 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                       NET UNREALIZED
                            FEDERAL      UNREALIZED       UNREALIZED     APPRECIATION
FUND                        TAX COST    APPRECIATION    (DEPRECIATION)  (DEPRECIATION)
----                        --------   --------------   --------------  --------------
Balanced Fund               $589,528       $49,163        $ (20,009)      $  29,154
Capital Growth Fund          230,255        30,927          (13,999)         16,928
Growth & Income Fund         123,378        22,546           (3,079)         19,467
Growth Opportunities Fund     17,182         2,672           (1,202)          1,470
Mid-Cap Core Fund                308             6               (1)              5
Mid-Cap Growth Fund           76,343         6,781           (9,582)         (2,801)
Mid-Cap Value Fund           492,327        22,775         (166,864)       (144,089)
Quality Small-Cap Fund        80,617         4,130          (14,152)        (10,022)
Small-Cap Core Fund           34,360         3,360           (1,418)          1,942
Small-Cap Growth Fund         54,030         7,340           (5,100)          2,240

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Small-Cap Sustainable
Growth Fund                  10,395   1,128    (1,360)  (232)
Strategic Growth Fund       139,330  14,465   (14,063)    402
Tactical Allocation Fund    176,915  14,504    (7,099)  7,405
Value Opportunities Fund     50,462   6,192    (5,243)    949

NOTE 3--SUBSEQUENT EVENTS

The Funds have adopted Statement of Financial Accounting Standards No. 165 ("SFAS 165") effective the current reporting period. SFAS 165 requires disclosure of the nature of all subsequent events through the date of issuance of the financial statements and an estimate of the financial impact, if any, on the financial statements of such an event(s). Management has evaluated the impact of all subsequent events on the funds through August 28, 2009, the date the quarterly report was filed, and is disclosing the following subsequent events:

     1) Effective July 16, 2009, the Virtus Growth Opportunities Fund was liquidated at its net asset value which was distributed to the Fund's shareholders.

     2) On July 20, 2009, the Virtus Value Opportunities Fund (the "Fund"), a series of Virtus Equity Trust (the "Trust"), mailed proxy statements to shareholders of record as of June 30, 2009 for the purpose of appointing a new subadviser to the Fund.

      OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST
                          RECENT REPORT TO SHAREHOLDERS

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust (formerly, Phoenix Equity Trust)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       August 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.